American Balanced Fund®
Investment portfolio
March 31, 2026
unaudited

Common stocks 58.07% Information technology 16.05%	Shares	Value (000)
Broadcom, Inc.	28,610,233	$8,855,153
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	18,182,509	6,144,779
Taiwan Semiconductor Manufacturing Co., Ltd.	18,672,000	1,052,642
NVIDIA Corp.	30,538,740	5,325,956
Microsoft Corp.	14,150,185	5,237,974
Micron Technology, Inc.	9,558,101	3,229,109
SK hynix, Inc.	3,422,981	1,861,734
Apple, Inc.	6,557,167	1,664,143
ASML Holding NV (ADR)	663,768	876,725
ASML Holding NV	291,290	385,562
Intel Corp. (a)	28,398,195	1,253,212
International Business Machines Corp.	4,843,859	1,174,103
Salesforce, Inc.	6,023,253	1,124,361
KLA Corp.	704,303	1,037,023
Western Digital Corp.	3,799,875	1,027,828
AppLovin Corp., Class A (a)	1,063,175	423,144
Hewlett Packard Enterprise Co.	15,232,003	362,674
Shopify, Inc., Class A, subordinate voting shares (a)	2,736,990	324,662
Applied Materials, Inc.	784,059	267,984
Fair Isaac Corp. (a)	189,136	201,910
Accenture PLC, Class A	750,000	148,718
TE Connectivity PLC	550,000	114,961
Advanced Micro Devices, Inc. (a)	563,689	114,671
Adobe, Inc. (a)	454,759	110,543
		42,319,571
Health care 6.83%
Eli Lilly and Co.	3,811,606	3,505,801
Vertex Pharmaceuticals, Inc. (a)	5,930,918	2,648,392
Amgen, Inc.	6,940,187	2,441,905
UnitedHealth Group, Inc.	8,363,915	2,263,192
Gilead Sciences, Inc.	9,837,660	1,371,075
CVS Health Corp.	18,524,992	1,330,465
AbbVie, Inc.	3,929,387	854,602
Thermo Fisher Scientific, Inc.	1,555,237	764,446
AstraZeneca PLC (GBP denominated)	3,050,921	595,900
Illumina, Inc. (a)	3,587,275	442,168
Medtronic PLC	4,829,360	418,464
Johnson & Johnson	1,597,308	390,446
Cigna Group (The)	870,000	232,072
Molina Healthcare, Inc. (a)	1,334,613	177,904
Novo Nordisk AS, Class B (ADR)	4,750,000	174,562
Medline, Inc., Class A (a)	3,529,275	157,053
EssilorLuxottica SA	570,000	132,659
Cooper Cos., Inc. (a)	1,502,592	107,435
		18,008,541
American Balanced Fund — Page 1 of 89

unaudited
Common stocks (continued) Financials 6.71%	Shares	Value (000)
Visa, Inc., Class A	8,902,800	$2,690,782
Synchrony Financial (b)	20,361,152	1,384,966
Brookfield Corp., Class A	29,153,074	1,179,825
Aon PLC, Class A	3,220,470	1,039,503
Bank of America Corp.	20,662,888	1,007,316
Progressive Corp.	4,982,276	987,686
Chubb, Ltd.	2,891,756	942,510
JPMorgan Chase & Co.	3,193,866	939,508
Capital One Financial Corp.	4,152,008	757,451
Citigroup, Inc.	6,375,000	722,989
Arthur J. Gallagher & Co.	3,220,359	697,465
Apollo Asset Management, Inc.	5,676,877	632,518
Credicorp, Ltd.	1,661,933	563,694
Marsh & McLennan Cos., Inc.	3,007,629	521,673
Mastercard, Inc., Class A	1,041,057	520,175
Brown & Brown, Inc.	7,724,283	503,701
Fiserv, Inc. (a)	7,537,778	420,608
Ares Management Corp., Class A	2,964,706	323,449
Fifth Third Bancorp	6,637,000	308,355
Blue Owl Capital, Inc., Class A	30,203,769	275,760
CME Group, Inc., Class A	793,000	234,213
Wells Fargo & Co.	2,482,944	197,667
American Express Co.	565,370	171,013
Goldman Sachs Group, Inc.	195,000	164,968
Morgan Stanley	965,515	158,895
Blackstone, Inc.	1,200,000	137,988
KKR & Co., Inc.	1,431,414	132,406
Brookfield Asset Management, Ltd., Class A	1,394,541	61,987
		17,679,071
Industrials 5.97%
Union Pacific Corp.	9,924,865	2,407,971
Northrop Grumman Corp.	2,926,320	1,996,453
Deere & Co.	3,108,093	1,750,789
TransDigm Group, Inc.	1,474,445	1,708,823
Boeing Co. (The) (a)	4,941,753	983,557
GE Vernova, Inc.	918,268	801,556
Ingersoll-Rand, Inc.	9,854,508	789,543
L3Harris Technologies, Inc.	2,209,538	762,622
FTAI Aviation, Ltd.	2,970,683	727,817
RTX Corp.	2,964,651	571,881
Caterpillar, Inc.	800,000	566,768
United Rentals, Inc.	636,089	463,429
Siemens AG	1,839,728	436,366
AMETEK, Inc.	1,771,212	379,677
Norfolk Southern Corp.	1,142,952	328,027
ATI, Inc. (a)	1,580,852	229,951
Parker-Hannifin Corp.	248,372	222,353
Carrier Global Corp.	3,664,002	206,320
Lockheed Martin Corp.	275,000	166,207
United Parcel Service, Inc., Class B	1,404,000	138,125
Johnson Controls International PLC	700,000	91,665
		15,729,900
American Balanced Fund — Page 2 of 89

unaudited
Common stocks (continued) Communication services 5.22%	Shares	Value (000)
Alphabet, Inc., Class A	15,945,939	$4,585,414
Alphabet, Inc., Class C	13,035,543	3,739,376
Meta Platforms, Inc., Class A	3,322,693	1,901,012
Comcast Corp., Class A	42,238,815	1,212,676
Netflix, Inc. (a)	8,621,723	828,979
Walt Disney Co. (The)	6,250,000	602,375
AT&T, Inc.	15,000,000	434,850
Deutsche Telekom AG	7,952,749	293,250
ROBLOX Corp., Class A (a)	2,877,485	162,751
		13,760,683
Consumer discretionary 5.07%
Starbucks Corp.	29,254,744	2,620,932
Amazon.com, Inc. (a)	10,129,538	2,109,679
Home Depot, Inc.	5,563,170	1,829,671
D.R. Horton, Inc.	10,008,546	1,373,373
NIKE, Inc., Class B	17,101,351	903,293
Booking Holdings, Inc.	184,337	776,118
MercadoLibre, Inc. (a)	418,306	723,259
Chipotle Mexican Grill, Inc. (a)	21,220,427	679,266
Royal Caribbean Cruises, Ltd.	2,200,957	605,659
Restaurant Brands International, Inc. (c)	6,623,808	489,499
Darden Restaurants, Inc.	1,640,000	321,506
Carvana Co., Class A (a)	771,583	242,570
TJX Cos., Inc. (The)	1,470,536	234,845
Hilton Worldwide Holdings, Inc.	538,063	163,614
Compagnie Financiere Richemont SA, Class A	900,000	160,374
Vail Resorts, Inc. (c)	944,413	121,187
		13,354,845
Consumer staples 3.95%
Philip Morris International, Inc.	35,604,152	5,886,790
Nestle SA	10,716,321	1,062,941
Constellation Brands, Inc., Class A	5,051,063	757,659
Keurig Dr Pepper, Inc.	27,935,511	735,542
British American Tobacco PLC	11,105,672	646,913
US Foods Holding Corp. (a)	5,015,934	462,519
Procter & Gamble Co.	2,098,575	303,118
Target Corp.	1,789,429	216,879
Altria Group, Inc.	1,929,740	127,344
Coca-Cola Co.	1,609,001	122,365
Estee Lauder Cos., Inc. (The), Class A	1,295,726	92,994
		10,415,064
Energy 3.55%
Canadian Natural Resources, Ltd. (CAD denominated) (c)	55,163,774	2,690,974
EOG Resources, Inc.	11,022,449	1,593,516
Baker Hughes Co., Class A	20,900,000	1,275,945
Shell PLC (GBP denominated)	16,276,528	760,062
Exxon Mobil Corp.	3,864,966	655,730
SLB, Ltd.	11,424,739	587,117
TotalEnergies SE (EUR denominated)	5,270,548	486,647
Chevron Corp.	1,600,905	331,227
Viper Energy, Inc., Class A	6,169,902	289,924
Cenovus Energy, Inc. (CAD denominated)	10,741,777	285,088
American Balanced Fund — Page 3 of 89

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
BP PLC (ADR)	5,516,774	$259,288
Neste OYJ	4,723,033	152,526
		9,368,044
Materials 3.04%
Wheaton Precious Metals Corp.	14,285,698	1,871,569
Glencore PLC	156,204,709	1,190,280
Royal Gold, Inc.	4,225,228	1,075,278
Franco-Nevada Corp. (CAD denominated)	3,207,891	794,305
Albemarle Corp.	4,000,000	718,120
Corteva, Inc.	6,285,168	526,132
LyondellBasell Industries NV	5,605,191	451,554
Grupo Mexico, SAB de CV, Series B	38,655,121	413,920
Lundin Mining Corp.	16,152,345	402,793
Rio Tinto PLC	2,600,000	241,675
CF Industries Holdings, Inc.	1,637,948	212,671
Southern Copper Corp.	688,407	118,447
		8,016,744
Utilities 0.96%
Southern Co. (The)	9,215,791	889,508
FirstEnergy Corp.	9,434,136	477,933
DTE Energy Co.	2,606,134	381,069
Engie SA	11,482,117	370,186
CenterPoint Energy, Inc.	5,000,000	215,800
Sempra	2,000,000	194,340
		2,528,836
Real estate 0.72%
Welltower, Inc. REIT	4,646,283	918,617
Simon Property Group, Inc. REIT	1,856,619	346,315
Extra Space Storage, Inc. REIT	2,091,180	274,216
American Tower Corp. REIT	1,000,000	172,580
Crown Castle, Inc. REIT	1,266,149	102,951
Alexandria Real Estate Equities, Inc. REIT	1,603,135	74,417
		1,889,096
Total common stocks (cost: $88,053,713,000)		153,070,395
Convertible stocks 0.54% Industrials 0.46%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027 (c)	18,519,213	1,201,527
Materials 0.08%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,028,005	217,562
Total convertible stocks (cost: $1,362,459,000)		1,419,089
American Balanced Fund — Page 4 of 89

unaudited
Bonds, notes & other debt instruments 32.48% U.S. Treasury bonds & notes 12.29% U.S. Treasury 10.63%	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 4/15/2026	USD72,000	$72,006
U.S. Treasury 3.625% 5/15/2026	785	785
U.S. Treasury 4.375% 7/31/2026	51,356	51,473
U.S. Treasury 0.75% 8/31/2026	37	37
U.S. Treasury 4.625% 9/15/2026	13,790	13,846
U.S. Treasury 0.875% 9/30/2026	405	399
U.S. Treasury 3.50% 9/30/2026	36,865	36,820
U.S. Treasury 1.125% 10/31/2026	13,564	13,359
U.S. Treasury 2.00% 11/15/2026	47,200	46,699
U.S. Treasury 6.50% 11/15/2026	39,650	40,349
U.S. Treasury 2.25% 2/15/2027	1,900	1,876
U.S. Treasury 4.125% 2/15/2027	7,942	7,967
U.S. Treasury 1.125% 2/28/2027	930	908
U.S. Treasury 2.375% 5/15/2027	734	723
U.S. Treasury 3.25% 6/30/2027	182,903	181,663
U.S. Treasury 3.875% 7/31/2027	803,717	804,172
U.S. Treasury 6.375% 8/15/2027	35,690	36,922
U.S. Treasury 3.50% 10/31/2027	305,000	303,456
U.S. Treasury 3.375% 11/30/2027	105,117	104,356
U.S. Treasury 4.00% 12/15/2027	250,000	250,713
U.S. Treasury 0.625% 12/31/2027	9,448	8,940
U.S. Treasury 4.25% 1/15/2028	720,000	725,203
U.S. Treasury 3.50% 1/31/2028	252,000	250,602
U.S. Treasury 2.75% 2/15/2028	10,125	9,933
U.S. Treasury 4.25% 2/15/2028	841,067	847,671
U.S. Treasury 3.375% 2/29/2028 (c)	180,740	179,339
U.S. Treasury 4.00% 2/29/2028	171,747	172,351
U.S. Treasury 3.625% 3/31/2028	52,103	51,925
U.S. Treasury 3.875% 3/31/2028	1,808,723	1,811,549
U.S. Treasury 2.875% 5/15/2028	46,997	46,114
U.S. Treasury 3.625% 5/31/2028	74,841	74,560
U.S. Treasury 1.25% 6/30/2028	17,561	16,601
U.S. Treasury 4.00% 6/30/2028	77,091	77,434
U.S. Treasury 1.00% 7/31/2028	6,527	6,122
U.S. Treasury 1.375% 10/31/2028	6,716	6,317
U.S. Treasury 3.125% 11/15/2028	41,549	40,836
U.S. Treasury 1.50% 11/30/2028	46,700	43,987
U.S. Treasury 3.50% 12/15/2028	110,000	109,106
U.S. Treasury 3.50% 1/15/2029 (c)	214,000	212,211
U.S. Treasury 4.00% 1/31/2029	254,696	255,900
U.S. Treasury 3.50% 3/15/2029	316,696	313,962
U.S. Treasury 3.25% 6/30/2029	58,480	57,436
U.S. Treasury 4.00% 7/31/2029	80,000	80,375
U.S. Treasury 6.125% 8/15/2029	30,418	32,581
U.S. Treasury 3.625% 8/31/2029	17,650	17,520
U.S. Treasury 4.125% 11/30/2029	22,060	22,246
U.S. Treasury 4.375% 12/31/2029	337,000	342,739
U.S. Treasury 3.50% 1/31/2030	67,000	66,079
U.S. Treasury 4.25% 1/31/2030	50,150	50,785
U.S. Treasury 4.00% 2/28/2030	398,407	399,963
U.S. Treasury 3.625% 3/31/2030	23,000	22,769
U.S. Treasury 0.625% 5/15/2030	22,310	19,544
U.S. Treasury 3.75% 6/30/2030	4,675	4,646
U.S. Treasury 3.875% 7/31/2030 (d)	2,194,212	2,191,126
American Balanced Fund — Page 5 of 89

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 8/15/2030	USD114,675	$99,597
U.S. Treasury 4.625% 9/30/2030	25,150	25,870
U.S. Treasury 3.625% 10/31/2030 (c)	936,000	924,081
U.S. Treasury 4.875% 10/31/2030	62,722	65,175
U.S. Treasury 3.50% 11/30/2030	530,500	520,822
U.S. Treasury 3.625% 12/31/2030	377,000	371,949
U.S. Treasury 3.75% 1/31/2031	401,000	397,648
U.S. Treasury 3.50% 2/28/2031 (c)	1,949,075	1,911,464
U.S. Treasury 3.875% 3/31/2031	1,536,599	1,531,857
U.S. Treasury 4.25% 6/30/2031	264,000	267,372
U.S. Treasury 4.125% 7/31/2031	146,500	147,473
U.S. Treasury 1.25% 8/15/2031	38,264	33,216
U.S. Treasury 4.50% 12/31/2031	31,000	31,746
U.S. Treasury 2.875% 5/15/2032	85,519	79,997
U.S. Treasury 4.125% 11/15/2032	20,061	20,074
U.S. Treasury 3.75% 11/30/2032	74,700	73,116
U.S. Treasury 3.50% 2/15/2033	145,000	139,545
U.S. Treasury 3.75% 2/28/2033	834,000	815,105
U.S. Treasury 4.25% 3/31/2033	1,113,850	1,121,595
U.S. Treasury 3.375% 5/15/2033	48,871	46,559
U.S. Treasury 3.875% 8/15/2033	49,445	48,545
U.S. Treasury 4.50% 11/15/2033	6,762	6,904
U.S. Treasury 4.375% 5/15/2034	144,130	145,656
U.S. Treasury 3.875% 8/15/2034	59,250	57,748
U.S. Treasury 4.25% 11/15/2034	86,275	86,262
U.S. Treasury 4.625% 2/15/2035	5,800	5,951
U.S. Treasury 4.25% 8/15/2035	356,500	355,219
U.S. Treasury 4.00% 11/15/2035	236,702	230,932
U.S. Treasury 4.125% 2/15/2036 (c)	1,560,618	1,536,355
U.S. Treasury 4.25% 5/15/2039	84,397	81,878
U.S. Treasury 1.375% 11/15/2040	38,809	24,989
U.S. Treasury 1.875% 2/15/2041	98,666	68,349
U.S. Treasury 2.25% 5/15/2041	140,792	102,602
U.S. Treasury 2.00% 11/15/2041	6,986	4,830
U.S. Treasury 2.375% 2/15/2042	4,990	3,636
U.S. Treasury 3.25% 5/15/2042	315,157	259,685
U.S. Treasury 2.75% 8/15/2042	32,660	24,970
U.S. Treasury 3.375% 8/15/2042	152,000	126,967
U.S. Treasury 2.75% 11/15/2042	77,000	58,550
U.S. Treasury 3.125% 2/15/2043	47,605	38,103
U.S. Treasury 2.875% 5/15/2043	58,590	44,991
U.S. Treasury 3.875% 5/15/2043	34,310	30,402
U.S. Treasury 3.625% 2/15/2044	24,780	21,042
U.S. Treasury 4.50% 2/15/2044	230,000	219,848
U.S. Treasury 4.625% 5/15/2044	26,500	25,697
U.S. Treasury 3.125% 8/15/2044	39,447	30,926
U.S. Treasury 4.125% 8/15/2044	164,000	148,702
U.S. Treasury 2.50% 2/15/2045	51,860	36,387
U.S. Treasury 4.75% 2/15/2045	230,000	225,939
U.S. Treasury 3.00% 5/15/2045	24,780	18,860
U.S. Treasury 5.00% 5/15/2045	352,000	356,482
U.S. Treasury 4.875% 8/15/2045	245,000	244,119
U.S. Treasury 3.00% 11/15/2045	23,145	17,503
U.S. Treasury 4.625% 11/15/2045	41,500	40,012
American Balanced Fund — Page 6 of 89

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 2/15/2046 (c)	USD677,894	$653,479
U.S. Treasury 3.00% 5/15/2047	55,603	41,346
U.S. Treasury 2.75% 8/15/2047	82,381	58,291
U.S. Treasury 3.00% 2/15/2048	3,743	2,759
U.S. Treasury 2.00% 2/15/2050	56,616	32,952
U.S. Treasury 2.375% 5/15/2051	83,000	51,914
U.S. Treasury 1.875% 11/15/2051	25,500	14,009
U.S. Treasury 2.25% 2/15/2052	149,126	89,849
U.S. Treasury 4.00% 11/15/2052	83,509	71,739
U.S. Treasury 3.625% 5/15/2053	113,815	91,230
U.S. Treasury 4.25% 2/15/2054	14,150	12,672
U.S. Treasury 4.25% 8/15/2054	32,415	29,024
U.S. Treasury 4.50% 11/15/2054	112,435	105,021
U.S. Treasury 4.75% 8/15/2055	442,466	431,024
U.S. Treasury 4.625% 11/15/2055	2,280,524	2,177,901
U.S. Treasury 4.75% 2/15/2056 (d)	277,000	270,097
		28,023,610
U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (e)	96,114	90,384
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (e)	341,085	341,420
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (e)	213,913	215,812
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (e)	294,022	294,654
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (e)	164,689	163,821
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (e)	74,541	74,853
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (d)(e)	1,500,715	1,524,590
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (e)	81,926	78,418
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (e)	52,205	52,746
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (e)	51,206	50,990
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (e)	298,285	299,706
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (e)	397,341	392,654
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (e)	24,838	18,288
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (e)	52,565	43,410
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (e)	21,064	15,613
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (e)	2,706	1,532
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (e)	108,614	83,227
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (e)	8,159	7,184
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (e)	326,967	303,578
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)(e)	353,221	327,555
		4,380,435
Total U.S. Treasury bonds & notes		32,404,045
Corporate bonds and notes 8.47% Financials 3.05%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,584
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (f)(g)	23,775	24,888
Ally Financial, Inc. 5.737% 5/15/2029 (USD-SOFR + 1.96% on 5/15/2028) (g)	9,745	9,899
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,516
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,499
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (g)	EUR5,663	6,618
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (g)	11,265	13,943
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (g)	11,380	13,618
American Express Co. 2.55% 3/4/2027	USD13,925	13,725
American Balanced Fund — Page 7 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Express Co. 5.85% 11/5/2027	USD3,900	$3,994
American Express Co. (USD-SOFR + 0.93%) 4.581% 7/26/2028 (h)	20,000	20,040
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (g)	24,681	25,098
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (g)	18,496	19,874
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (g)	30,000	29,696
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (g)	12,994	13,233
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (g)	9,286	9,601
American International Group, Inc. 4.85% 5/7/2030	4,337	4,383
American International Group, Inc. 5.125% 3/27/2033	9,635	9,738
American International Group, Inc. 4.375% 6/30/2050	169	137
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,324
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,108
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	7,951	7,762
Arthur J. Gallagher & Co. 4.85% 12/15/2029	30,000	30,339
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	192
Athene Global Funding 4.83% 5/9/2028 (f)	30,000	29,904
Athene Global Funding 4.721% 10/8/2029 (f)	4,000	3,938
Athene Global Funding 5.033% 7/17/2030 (f)	20,000	19,802
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (f)	4,676	5,073
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (g)	EUR6,200	7,810
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (g)	23,800	27,846
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (g)	USD20,600	20,339
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	15,845	14,962
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (g)	24,446	24,328
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (g)	4,654	4,651
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (g)	42,684	41,946
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (g)	38,230	36,379
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (g)	30,942	31,923
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (g)	18,373	17,382
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (g)	20,043	17,856
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (g)	48,291	42,811
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (g)	59,140	58,412
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (g)	23,925	21,706
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (g)	24,058	21,810
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (g)	100,346	88,613
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (g)	49,950	44,458
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (g)	651	589
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (g)	22,781	22,393
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (g)	31,759	32,157
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (g)	9,226	9,664
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (g)	44,097	43,528
Bank of Montreal 5.203% 2/1/2028	5,000	5,077
Bank of Montreal 4.338% 3/19/2030 (USD-SOFR + 0.89% on 3/19/2029) (g)	20,000	19,915
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (g)	40,000	39,447
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (g)	15,000	15,005
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (g)	18,829	19,255
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028) (g)	4,444	4,468
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (g)	13,564	13,794
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (g)	14,393	14,586
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (g)	20,000	20,393
American Balanced Fund — Page 8 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033) (g)	USD5,613	$5,549
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,130
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,408
Bank of Nova Scotia (The) 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (g)	25,000	25,218
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,680
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (f)	USD20,000	20,123
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (f)	31,000	30,585
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (g)	25,000	27,965
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (g)	10,000	10,415
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030) (g)	20,000	20,353
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (f)	7,000	7,148
Blackstone Private Credit Fund 3.25% 3/15/2027	10,000	9,753
Blackstone Private Credit Fund 5.95% 7/16/2029	40,829	40,244
Blackstone Private Credit Fund 5.35% 3/12/2031	9,501	9,031
Block, Inc. 5.625% 8/15/2030 (f)	8,850	8,806
Block, Inc. 6.00% 8/15/2033 (f)	5,815	5,725
BNP Paribas SA 4.375% 5/12/2026 (f)	6,350	6,348
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (f)(g)	21,352	21,028
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(g)	41,588	39,188
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (f)(g)	55,384	56,753
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (f)(g)	3,708	3,766
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (f)(g)	5,501	4,990
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (f)(g)	14,459	14,145
BPCE SA 0.895% 12/14/2026	JPY400,000	2,510
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (f)(g)	USD28,000	29,295
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (f)(g)	22,000	22,557
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(g)	20,000	20,611
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (f)(g)	28,729	29,129
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(g)	78,500	77,446
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(g)	42,536	41,489
Brown & Brown, Inc. 4.90% 6/23/2030	51,000	50,966
Brown & Brown, Inc. 5.55% 6/23/2035	22,122	22,104
Brown & Brown, Inc. 6.25% 6/23/2055	10,584	10,564
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (f)(g)	30,000	30,055
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (f)(g)	30,626	31,473
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,168
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,554
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (g)	25,000	25,215
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (USD-SOFR + 0.79% on 1/29/2029) (g)	25,000	24,839
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (g)	8,481	8,495
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (g)	20,000	20,414
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (g)	5,000	5,130
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,398
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (g)	12,000	12,333
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (g)	20,000	20,909
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033) (g)	15,000	15,973
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	9,029	8,250
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,295
Citibank, NA 4.914% 5/29/2030	22,800	23,161
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (g)	19,351	19,240
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (g)	10,649	10,599
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (g)	15,570	15,384
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (g)	85,250	85,707
American Balanced Fund — Page 9 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (g)	USD11,737	$11,088
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (g)	9,402	9,466
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (g)	74,665	68,462
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (g)	58,402	52,264
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (g)	45,619	40,250
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (g)	4,414	4,142
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (g)	8,150	8,117
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (g)	6,076	6,206
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (g)	7,064	7,088
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (g)	58,239	59,986
CME Group, Inc. 3.75% 6/15/2028	2,230	2,215
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,911
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,981
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,602
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,334
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,267
Corebridge Global Funding 5.75% 7/2/2026 (f)	5,569	5,589
Corebridge Global Funding 4.65% 8/20/2027 (f)	15,470	15,487
Corebridge Global Funding 4.90% 1/7/2028 (f)	14,090	14,186
Corebridge Global Funding 5.20% 6/24/2029 (f)	15,000	15,210
Corebridge Global Funding 4.90% 12/3/2029 (f)	15,000	15,061
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (f)(g)	8,287	8,184
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (f)(g)	2,223	2,220
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (f)(g)	28,160	28,227
Danske Bank AS 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (f)(g)	38,982	39,097
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (g)	14,404	14,209
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (g)	26,364	25,957
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (g)	13,967	14,086
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (g)	19,992	20,720
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (g)	30,845	32,392
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (g)	8,275	8,316
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (g)	16,573	15,586
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (g)	10,000	9,835
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (g)	73,677	72,576
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (g)	EUR25,426	31,173
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (g)	11,040	13,507
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (g)	2,383	2,761
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (g)	49,115	58,607
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	780
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (g)	4,290	4,448
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (g)	3,499	3,514
Fiserv, Inc. 3.50% 7/1/2029	1,077	1,032
Five Corners Funding Trust III 5.791% 2/15/2033 (f)	7,000	7,224
Five Corners Funding Trust IV 5.997% 2/15/2053 (f)	384	380
GA Global Funding Trust 4.50% 9/18/2030 (f)	15,000	14,452
GA Global Funding Trust 5.50% 4/1/2032 (f)	30,000	29,604
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (g)	9,437	9,315
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (g)	33,244	32,793
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (g)	14,013	13,789
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (g)	17,830	17,690
American Balanced Fund — Page 10 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (g)	USD72,000	$71,575
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (g)	1,233	1,222
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (g)	7,086	7,312
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (g)	44,970	45,519
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (g)	33,885	33,918
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (g)	121,137	118,802
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (g)	61,475	60,556
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (g)	4,150	3,643
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (g)	34,012	30,562
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031) (g)	1,250	1,104
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (g)	18,357	16,303
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (g)	47,338	42,769
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (g)	65,035	63,005
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (g)	64,518	63,102
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (g)	42,250	40,294
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (f)	14,993	14,771
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026) (g)	3,250	3,266
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (g)	18,878	19,093
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (g)	13,250	13,815
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (g)	10,770	10,196
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (g)	106,417	105,649
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (g)	6,769	6,847
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (g)	19,800	19,531
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (g)	53,681	52,981
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (g)	4,000	3,599
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (g)	4,307	3,855
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (g)	68,428	68,655
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)	2,022	2,133
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (g)	20,000	20,310
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (g)	45,000	45,283
Intercontinental Exchange, Inc. 4.20% 3/15/2031	20,000	19,731
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,728
Intesa Sanpaolo SpA 3.875% 7/14/2027 (f)	70,094	69,606
Intesa Sanpaolo SpA 3.875% 1/12/2028 (f)	43,573	43,128
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(g)	60,725	70,004
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (f)(g)	1,127	1,286
Jackson National Life Global Funding 4.55% 9/9/2030 (f)	20,000	19,608
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (g)	20,000	20,192
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (g)	21,182	21,292
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (g)	6,992	6,905
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (g)	25,109	25,420
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (g)	9,810	9,807
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (g)	27,745	27,938
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (g)	27,207	27,346
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (g)	38,803	38,805
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (g)	12,599	12,529
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (g)	21,519	21,923
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (g)	18,342	19,062
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (g)	14,156	14,592
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (g)	7,591	7,703
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (g)	29,611	29,680
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (g)	36,441	32,096
American Balanced Fund — Page 11 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (g)	USD6,775	$6,125
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (g)	12,190	10,840
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (g)	9,162	9,279
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (g)	44,521	45,896
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (g)	29,825	28,970
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (g)	103,909	101,715
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (f)(g)	7,675	7,848
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (f)(g)	18,322	18,446
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (f)(g)	9,200	9,847
Kookmin Bank 5.375% 5/8/2027 (f)	19,600	19,846
Korea Exchange Bank 5.375% 4/23/2027 (f)	8,750	8,862
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (g)	1,000	997
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (g)	35,000	35,169
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (g)	8,800	8,866
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (g)	7,907	7,856
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (g)	4,050	4,151
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (g)	14,229	14,697
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (g)	3,088	3,174
LSEG US Fin Corp. 4.25% 3/23/2029 (f)	40,000	39,717
LSEG US Fin Corp. 5.25% 3/23/2036 (f)	22,987	22,770
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (g)	39,269	41,971
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,759
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,345
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,246
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,216
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	7,743
Mastercard, Inc. 4.875% 3/9/2028	842	855
Mastercard, Inc. 4.35% 1/15/2032	681	676
Mastercard, Inc. 4.85% 3/9/2033	494	501
Metropolitan Life Global Funding I 5.05% 1/6/2028 (f)	7,000	7,079
Metropolitan Life Global Funding I 5.40% 9/12/2028 (f)	35,000	35,843
Metropolitan Life Global Funding I 4.85% 1/8/2029 (f)	10,000	10,110
Metropolitan Life Global Funding I 2.95% 4/9/2030 (f)	10,000	9,400
Metropolitan Life Global Funding I 4.35% 1/12/2031 (f)	20,000	19,790
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	7,668	7,752
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (g)	27,656	27,407
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (g)	7,321	7,211
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027) (g)	5,078	4,997
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027) (g)	4,867	4,850
American Balanced Fund — Page 12 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (g)	USD7,193	$7,136
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (g)	15,000	15,349
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032) (g)	4,388	4,561
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (g)	15,000	15,388
Moodys Corp. 4.25% 8/8/2032	265	257
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (g)	17,575	17,415
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (g)	553	560
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (g)	18,366	18,851
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (g)	13,656	13,783
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (g)	11,825	11,963
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (g)	5,250	5,344
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (g)	145,380	143,723
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (g)	4,951	5,168
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (g)	63,725	63,095
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (g)	7,198	7,300
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (g)	131,658	130,342
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (g)	49,364	50,789
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (g)	11,475	11,610
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (g)	100,815	100,792
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (g)	14,405	14,630
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (g)	46,927	47,637
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (g)	59,704	58,523
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (g)	18,254	15,811
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (g)	13,575	13,487
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (g)	56,899	49,340
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (g)	3,657	3,798
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (g)	30,443	29,441
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (g)	102,778	100,732
MSCI, Inc. 3.25% 8/15/2033 (f)	5,586	4,869
Nasdaq, Inc. 5.35% 6/28/2028	2,400	2,450
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,307
National Australia Bank, Ltd. 1.887% 1/12/2027 (f)	3,750	3,687
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,170
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,186
National Australia Bank, Ltd. 6.429% 1/12/2033 (f)	650	695
National Securities Clearing Corp. 5.10% 11/21/2027 (f)	6,000	6,088
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (g)	20,000	20,200
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028) (g)	25,000	25,728
New York Life Global Funding 2.35% 7/14/2026 (f)	2,970	2,955
New York Life Global Funding 4.90% 6/13/2028 (f)	20,000	20,257
New York Life Global Funding 4.55% 1/28/2033 (f)	5,893	5,808
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.63% 7/2/2027 (h)	15,000	15,094
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,125
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,914
Northwestern Mutual Global Funding 4.90% 6/12/2028 (f)	20,000	20,231
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (g)	EUR1,540	1,860
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (g)	1,610	1,902
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (g)	11,240	13,986
American Balanced Fund — Page 13 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (g)	EUR31,245	$37,386
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (g)	USD15,000	15,238
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (g)	30,686	31,450
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (g)	5,250	5,357
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (g)	12,000	11,965
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (g)	5,265	5,571
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (g)	7,750	8,565
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (g)	2,250	2,315
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,980
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,824
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,301
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,679
Progressive Corp. 4.60% 3/26/2031	8,791	8,815
Progressive Corp. 5.15% 3/26/2036	29,724	29,779
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,233
Prudential Financial, Inc. 3.70% 3/13/2051	945	679
RGA Global Funding 5.25% 1/9/2030 (f)	20,000	20,352
RGA Global Funding 4.60% 11/25/2030 (f)	10,000	9,898
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,060
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (g)	7,104	7,123
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (g)	11,700	11,724
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (g)	19,181	18,858
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (g)	3,779	3,898
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (g)	11,320	11,480
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (g)	3,523	3,646
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (f)	15,000	15,214
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (g)	990	1,012
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (g)	2,225	2,148
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (g)	2,856	2,842
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (g)	28,825	29,199
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	36,235	36,053
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	33,465	33,256
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	23,535	23,250
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,881
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	419
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,776
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,653
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,708
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (g)	7,310	7,201
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (f)	35,000	35,942
Svenska Handelsbanken AB 5.50% 6/15/2028 (f)	10,000	10,216
Swedbank AB 6.136% 9/12/2026 (f)	51,564	51,974
Synchrony Bank 5.625% 8/23/2027	16,556	16,744
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (b)(g)	6,593	6,588
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,684
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,850
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,936
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,212
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,374
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,240
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,797
Travelers Cos., Inc. 4.00% 5/30/2047	2,253	1,776
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (g)	4,444	4,475
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (g)	6,607	7,025
American Balanced Fund — Page 14 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (g)	USD4,343	$4,446
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (g)	4,819	4,809
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (g)	6,586	6,865
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (g)	4,444	4,449
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (g)	31,449	31,604
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (g)	6,051	6,198
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (g)	15,000	15,223
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (g)	5,309	5,250
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (g)	1,529	1,596
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (g)	17,500	17,890
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (f)(g)	35,660	35,278
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (f)(g)	23,979	24,050
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(g)	4,650	4,598
UBS Group AG 4.302% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (g)	21,000	20,977
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(g)	19,450	19,874
UBS Group AG 4.214% 4/10/2030 (USD-SOFR + 0.84% on 4/10/2029) (f)(g)	20,000	19,750
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (f)(g)	2,654	2,737
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (f)(g)	22,618	22,136
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (f)(g)	302	266
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (f)(g)	18,843	17,287
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (f)(g)	5,035	4,455
UniCredit SpA 4.625% 4/12/2027 (f)	2,500	2,505
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,139
Visa, Inc. 2.05% 4/15/2030	5,247	4,825
Visa, Inc. 4.10% 2/12/2031	42,000	41,984
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (g)	57,696	57,233
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (g)	28,680	29,054
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (g)	4,473	4,367
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (g)	19,177	19,261
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (g)	2,300	2,320
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (g)	29,159	29,832
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (g)	80,657	84,015
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (g)	48,000	47,582
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (g)	11,703	11,888
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (g)	53,864	50,828
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (g)	5,345	5,450
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (g)	46,257	47,056
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (g)	23,561	23,922
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (g)	14,000	15,163
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (g)	75,000	73,089
Western-Southern Global Funding 4.25% 1/29/2029 (f)	14,647	14,526
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (g)	3,750	3,658
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (g)	28,300	25,430
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,204
		8,042,929
American Balanced Fund — Page 15 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary 1.41%	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD6,132	$5,545
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,862
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,739
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	10,321
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,398
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,297
Amazon.com, Inc. 4.10% 11/20/2030	31,000	30,650
Amazon.com, Inc. 4.25% 3/13/2031	25,000	24,821
Amazon.com, Inc. 4.55% 3/13/2033	53,750	53,248
Amazon.com, Inc. 4.35% 3/20/2033	31,000	30,448
Amazon.com, Inc. 4.65% 11/20/2035	73,603	72,199
Amazon.com, Inc. 4.875% 3/13/2036	50,847	50,403
Amazon.com, Inc. 5.45% 11/20/2055	117,802	112,619
Amazon.com, Inc. 5.80% 3/13/2056	12,252	12,251
Amazon.com, Inc. 5.55% 11/20/2065	42,000	39,714
Carnival Corp. 5.125% 5/1/2029 (f)	21,310	21,165
Carnival Corp. 5.875% 6/15/2031 (f)	19,300	19,549
Carnival Corp. 5.75% 8/1/2032 (f)	40,140	40,177
Carnival Corp. 6.125% 2/15/2033 (f)	48,000	48,505
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (f)	4,791	4,721
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (f)	4,378	4,401
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	30,387	30,643
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	2,169	2,191
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	3,248	3,071
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	14,859	15,055
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	37,644	38,240
Ford Motor Credit Co., LLC 4.271% 1/9/2027	595	592
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,732
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,631
Ford Motor Credit Co., LLC 7.35% 11/4/2027	30,966	31,969
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,818
Ford Motor Credit Co., LLC 6.80% 5/12/2028	34,970	36,031
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	11,032
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,918
Ford Motor Credit Co., LLC 5.80% 3/8/2029	54,925	55,557
Ford Motor Credit Co., LLC 4.97% 4/6/2029	18,939	18,712
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	40,516
Ford Motor Credit Co., LLC 5.875% 11/7/2029	66,305	67,158
Ford Motor Credit Co., LLC 7.35% 3/6/2030	28,036	29,588
Ford Motor Credit Co., LLC 7.20% 6/10/2030	119,189	125,626
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,226	43,200
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	61,443
Ford Motor Credit Co., LLC 6.05% 3/5/2031	51,314	51,792
Ford Motor Credit Co., LLC 5.42% 4/9/2031	73,000	71,711
Ford Motor Credit Co., LLC 3.625% 6/17/2031	61,184	55,157
Ford Motor Credit Co., LLC 6.054% 11/5/2031	61,655	61,958
Ford Motor Credit Co., LLC 5.753% 4/6/2033	8,368	8,216
Ford Motor Credit Co., LLC 7.122% 11/7/2033	154,344	162,211
Ford Motor Credit Co., LLC 6.125% 3/8/2034	133,271	132,063
Ford Motor Credit Co., LLC 6.50% 2/7/2035	101,454	102,432
Ford Motor Credit Co., LLC 5.869% 10/31/2035	73,472	70,573
General Motors Financial Co., Inc. 4.20% 10/27/2028	40,121	39,717
General Motors Financial Co., Inc. 5.35% 1/7/2030	85,180	86,760
General Motors Financial Co., Inc. 5.85% 4/6/2030	37,779	39,115
American Balanced Fund — Page 16 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 5.45% 7/15/2030	USD244,221	$250,073
General Motors Financial Co., Inc. 2.70% 6/10/2031	18,761	16,837
General Motors Financial Co., Inc. 5.90% 1/7/2035	19,445	19,802
General Motors Financial Co., Inc. 5.45% 1/8/2036	52,500	51,737
GLP Capital, LP 4.00% 1/15/2030	5,000	4,802
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,466
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,301
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,218
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,225
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,431
Hyatt Hotels Corp. 5.75% 3/30/2032	16,325	16,779
Hyundai Capital America 1.50% 6/15/2026 (f)	28,381	28,211
Hyundai Capital America 5.45% 6/24/2026 (f)	17,742	17,777
Hyundai Capital America 1.65% 9/17/2026 (f)	37,992	37,508
Hyundai Capital America 3.00% 2/10/2027 (f)	33,995	33,562
Hyundai Capital America 5.30% 3/19/2027 (f)	9,990	10,069
Hyundai Capital America 4.85% 3/25/2027 (f)	39,000	39,143
Hyundai Capital America 4.875% 6/23/2027 (f)	24,017	24,121
Hyundai Capital America 5.275% 6/24/2027 (f)	42,500	42,870
Hyundai Capital America 2.375% 10/15/2027 (f)	21,667	20,975
Hyundai Capital America 5.00% 1/7/2028 (f)	25,000	25,174
Hyundai Capital America 4.60% 4/6/2028 (f)	32,166	32,152
Hyundai Capital America 4.90% 6/23/2028 (f)	24,204	24,313
Hyundai Capital America 2.10% 9/15/2028 (f)	9,284	8,744
Hyundai Capital America 4.25% 9/18/2028 (f)	11,998	11,892
Hyundai Capital America 4.25% 1/8/2029 (f)	21,419	21,190
Hyundai Capital America 4.75% 4/6/2029 (f)	27,767	27,757
Hyundai Capital America 5.30% 1/8/2030 (f)	47,000	47,710
Hyundai Capital America 5.10% 6/24/2030 (f)	24,143	24,335
Hyundai Capital America 5.40% 1/8/2031 (f)	4,521	4,615
Hyundai Capital America 5.00% 4/7/2031 (f)	18,098	18,069
Hyundai Capital Services, Inc. 5.25% 1/22/2028 (f)	15,000	15,198
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,883
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,852
Marriott International, Inc. 4.50% 5/1/2033	8,133	7,862
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,947
McDonalds Corp. 4.60% 9/9/2032	716	718
McDonald’s Corp. 4.95% 3/3/2035	26	26
Motherson Global Investments BV 5.625% 7/11/2029 (f)	16,715	16,989
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (f)	79,000	79,798
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (f)	55,000	56,241
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	96,000	96,983
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	33,813	32,658
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	24,386	23,968
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	72,599	69,094
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,429
Starbucks Corp. 5.00% 2/15/2034	6,538	6,580
Starbucks Corp. 5.40% 5/15/2035	13,451	13,758
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,372
Toyota Motor Credit Corp. 4.05% 3/13/2029	27,844	27,684
Toyota Motor Credit Corp. 4.60% 3/11/2033	20,508	20,197
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (f)	20,000	19,949
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (f)	49,509	49,393
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (f)	10,262	10,285
American Balanced Fund — Page 17 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 5.35% 3/27/2030 (f)	USD14,450	$14,661
Volkswagen Group of America Finance, LLC 4.85% 9/11/2030 (f)	59,000	58,484
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (f)	11,240	11,889
Volkswagen Group of America Finance, LLC 5.65% 3/25/2032 (f)	30,000	30,479
		3,710,696
Utilities 0.82%
AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	15,122
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	5,175	5,070
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (g)	12,028	12,198
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (f)	211	207
Comision Federal de Electricidad 4.688% 5/15/2029 (f)	1,140	1,121
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,010
Consumers Energy Co. 4.50% 1/15/2031	8,700	8,719
Consumers Energy Co. 3.10% 8/15/2050	4,764	3,118
DTE Electric Co. 4.85% 12/1/2026	1,350	1,356
DTE Energy Co. 5.10% 3/1/2029	8,650	8,797
Duke Energy Carolinas, LLC 5.35% 1/15/2053	399	374
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,835
Duke Energy Florida, LLC 4.85% 12/1/2035	11,175	10,974
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,676
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	592
Duke Energy Progress, LLC 2.90% 8/15/2051	449	278
Edison International 4.125% 3/15/2028	17,463	17,173
Edison International 5.25% 11/15/2028	22,954	23,145
Edison International 5.45% 6/15/2029	43,731	44,156
Edison International 6.95% 11/15/2029	10,848	11,451
Edison International 6.25% 3/15/2030	31,038	32,179
Edison International 4.80% 3/15/2031	41,000	40,044
Edison International 5.25% 3/15/2032	39,697	39,325
Electricite de France SA 5.65% 4/22/2029 (f)	12,500	12,907
Electricite de France SA 6.25% 5/23/2033 (f)	5,838	6,251
Electricite de France SA 4.875% 9/21/2038 (f)	1,325	1,229
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(g)	8,950	10,367
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,420
Enel Finance International NV 2.125% 7/12/2028 (f)	5,500	5,222
Enel Finance International NV 4.125% 9/30/2028 (f)	19,500	19,343
Enel Finance International NV 5.125% 6/26/2029 (f)	17,500	17,753
Eversource Energy 3.30% 1/15/2028	6,812	6,674
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	8,992	8,648
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,289
Georgia Power Co. 4.65% 5/16/2028	20,879	21,051
Georgia Power Co. 4.95% 5/17/2033	10,206	10,292
Jersey Central Power & Light Co. 2.75% 3/1/2032 (f)	145	130
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,425
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,181
MidAmerican Energy Co. 5.30% 2/1/2055	2,725	2,529
MidAmerican Energy Co. 5.50% 11/15/2056	600	576
Monongahela Power Co. 3.55% 5/15/2027 (f)	301	298
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	506
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	7,175	7,212
NSTAR Electric Co. 2.70% 6/1/2026	4,085	4,075
American Balanced Fund — Page 18 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.45% 6/15/2027	USD334	$337
Pacific Gas and Electric Co. 2.10% 8/1/2027	3,297	3,197
Pacific Gas and Electric Co. 3.30% 12/1/2027	39,763	38,951
Pacific Gas and Electric Co. 3.00% 6/15/2028	23,297	22,553
Pacific Gas and Electric Co. 3.75% 7/1/2028	27,802	27,322
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,424	11,443
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,295	1,326
Pacific Gas and Electric Co. 4.55% 7/1/2030	97,502	96,215
Pacific Gas and Electric Co. 2.50% 2/1/2031	61,232	54,893
Pacific Gas and Electric Co. 3.25% 6/1/2031	26,834	24,762
Pacific Gas and Electric Co. 4.40% 3/1/2032	24,208	23,352
Pacific Gas and Electric Co. 5.90% 6/15/2032	17,174	17,801
Pacific Gas and Electric Co. 5.05% 10/15/2032	40,100	39,858
Pacific Gas and Electric Co. 6.15% 1/15/2033	3,164	3,310
Pacific Gas and Electric Co. 6.40% 6/15/2033	64,338	68,322
Pacific Gas and Electric Co. 6.95% 3/15/2034	33,259	36,438
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,297	2,354
Pacific Gas and Electric Co. 5.70% 3/1/2035	99,290	100,691
Pacific Gas and Electric Co. 6.00% 8/15/2035	20,004	20,678
Pacific Gas and Electric Co. 5.20% 5/1/2036	27,975	27,276
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,358	8,501
Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	22,487
Pacific Gas and Electric Co. 4.95% 7/1/2050	24,184	20,049
Pacific Gas and Electric Co. 3.50% 8/1/2050	8,909	5,895
PacifiCorp 5.10% 2/15/2029	17,900	18,134
PacifiCorp 4.25% 3/15/2029	13,675	13,524
PacifiCorp 4.65% 4/15/2029	20,800	20,806
PacifiCorp 3.50% 6/15/2029	325	313
PacifiCorp 2.70% 9/15/2030	3,775	3,442
PacifiCorp 5.30% 2/15/2031	14,084	14,281
PacifiCorp 5.10% 4/15/2031	73,050	73,258
PacifiCorp 5.45% 4/15/2033	107,325	107,706
PacifiCorp 5.45% 2/15/2034	32,925	32,817
PacifiCorp 5.80% 4/15/2036	10,550	10,639
PacifiCorp 6.10% 8/1/2036	3,236	3,308
PacifiCorp 6.25% 10/15/2037	15,130	15,675
PacifiCorp 4.15% 2/15/2050	18,300	13,377
PacifiCorp 3.30% 3/15/2051	17,267	10,785
PacifiCorp 2.90% 6/15/2052	21,213	12,094
PacifiCorp 5.35% 12/1/2053	8,128	6,977
PacifiCorp 5.50% 5/15/2054	16,215	14,232
PacifiCorp 5.80% 1/15/2055	4,962	4,536
Public Service Electric and Gas Co. 4.20% 1/1/2031	28,800	28,435
Public Service Electric and Gas Co. 1.90% 8/15/2031	2,675	2,345
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,350	16,477
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,567
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,686
Public Service Electric and Gas Co. 5.625% 1/1/2056	16,328	16,079
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,067
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,625
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	506
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,324
Southern California Edison Co. 3.65% 3/1/2028	7,306	7,193
Southern California Edison Co. 5.30% 3/1/2028	6,297	6,387
American Balanced Fund — Page 19 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.65% 10/1/2028	USD23,270	$23,855
Southern California Edison Co. 4.20% 3/1/2029	29,404	29,080
Southern California Edison Co. 5.15% 6/1/2029	50,728	51,453
Southern California Edison Co. 2.85% 8/1/2029	19,209	18,126
Southern California Edison Co. 5.25% 3/15/2030	53,312	54,157
Southern California Edison Co. 2.25% 6/1/2030	9,360	8,471
Southern California Edison Co. 2.50% 6/1/2031	3,167	2,830
Southern California Edison Co. 5.45% 6/1/2031	31,233	31,962
Southern California Edison Co. 2.75% 2/1/2032	26,464	23,614
Southern California Edison Co. 5.95% 11/1/2032	9,659	10,161
Southern California Edison Co. 4.80% 3/15/2033	7,300	7,173
Southern California Edison Co. 6.00% 1/15/2034	15,828	16,511
Southern California Edison Co. 5.20% 6/1/2034	32,500	32,273
Southern California Edison Co. 5.45% 3/1/2035	12,575	12,628
Southern California Edison Co. 5.75% 4/1/2035	11,946	12,161
Southern California Edison Co. 5.35% 7/15/2035	58,856	58,323
Southern California Edison Co. 5.625% 2/1/2036	32,049	32,132
Southern California Edison Co. 5.95% 2/1/2038	2,390	2,430
Southern California Edison Co. 4.50% 9/1/2040	44,887	38,596
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,205
Southern California Edison Co. 3.65% 2/1/2050	3,797	2,607
Southern California Edison Co. 3.45% 2/1/2052	11,495	7,531
Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
Tampa Electric Co. 5.15% 3/1/2035	30,000	30,105
Union Electric Co. 5.25% 4/15/2035	14,220	14,387
Union Electric Co. 4.80% 3/15/2036	10,000	9,768
Virginia Electric & Power 2.40% 3/30/2032	5,700	5,034
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,375
Xcel Energy, Inc. 2.35% 11/15/2031	18,371	16,195
Xcel Energy, Inc. 5.60% 4/15/2035	5,053	5,138
		2,171,197
Communication services 0.74%
Alphabet, Inc. 4.10% 2/15/2031	10,821	10,748
Alphabet, Inc. 4.40% 2/15/2033	26,878	26,551
Alphabet, Inc. 4.70% 11/15/2035	39,515	39,055
Alphabet, Inc. 4.80% 2/15/2036	31,500	31,377
Alphabet, Inc. 5.35% 11/15/2045	20,000	19,568
Alphabet, Inc. 5.25% 5/15/2055	20,143	19,034
Alphabet, Inc. 5.45% 11/15/2055	83,752	81,147
Alphabet, Inc. 5.65% 2/15/2056	23,886	23,826
Alphabet, Inc. 5.30% 5/15/2065	7,878	7,298
Alphabet, Inc. 5.70% 11/15/2075	51,000	49,468
AT&T, Inc. 2.30% 6/1/2027	3,530	3,451
AT&T, Inc. 4.35% 3/1/2029	5,000	5,005
AT&T, Inc. 2.25% 2/1/2032	4,055	3,544
AT&T, Inc. 4.75% 4/30/2033	64,461	63,869
AT&T, Inc. 5.40% 2/15/2034	11,385	11,646
AT&T, Inc. 4.50% 5/15/2035	1,093	1,037
AT&T, Inc. 5.375% 8/15/2035	10,000	10,134
AT&T, Inc. 3.50% 9/15/2053	10,178	6,679
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,916
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,259
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	38,677
American Balanced Fund — Page 20 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 2.30% 2/1/2032	USD30,000	$25,738
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,819
Charter Communications Operating, LLC 6.55% 6/1/2034	13,558	14,083
Charter Communications Operating, LLC 5.85% 12/1/2035	113,891	112,084
Charter Communications Operating, LLC 4.80% 3/1/2050	84,555	62,559
Charter Communications Operating, LLC 3.70% 4/1/2051	94,326	58,436
Charter Communications Operating, LLC 3.90% 6/1/2052	100,054	63,756
Charter Communications Operating, LLC 5.25% 4/1/2053	80,154	62,920
Charter Communications Operating, LLC 6.70% 12/1/2055	45,172	43,201
Charter Communications Operating, LLC 5.50% 4/1/2063	20,556	15,920
Comcast Corp. 1.95% 1/15/2031	533	473
Comcast Corp. 5.30% 6/1/2034	5,179	5,259
Comcast Corp. 5.30% 5/15/2035	2,012	2,049
Meta Platforms, Inc. 4.60% 11/15/2032	89,343	88,497
Meta Platforms, Inc. 4.875% 11/15/2035	208,685	204,812
Meta Platforms, Inc. 5.50% 11/15/2045	51,096	48,386
Meta Platforms, Inc. 5.40% 8/15/2054	31,250	28,327
Meta Platforms, Inc. 5.625% 11/15/2055	201,642	189,152
Meta Platforms, Inc. 5.75% 11/15/2065	41,942	38,986
Netflix, Inc. 4.875% 4/15/2028	7,892	7,997
Orange 4.75% 1/13/2033 (f)	23,674	23,418
Orange 5.75% 1/13/2056 (f)	1,524	1,515
SBA Tower Trust 1.631% 11/15/2026 (f)	99,657	98,039
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,517
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,547
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,970
T-Mobile USA, Inc. 2.05% 2/15/2028	1,074	1,031
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,331
T-Mobile USA, Inc. 4.80% 7/15/2028	2,151	2,172
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,176
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,599
T-Mobile USA, Inc. 2.40% 3/15/2029	401	378
T-Mobile USA, Inc. 2.55% 2/15/2031	244	222
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	6,019
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,661
T-Mobile USA, Inc. 5.125% 5/15/2032	24,988	25,355
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,139
T-Mobile USA, Inc. 5.30% 5/15/2035	23,520	23,725
T-Mobile USA, Inc. 4.95% 11/15/2035	5,850	5,746
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,084
T-Mobile USA, Inc. 5.75% 1/15/2054	506	486
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,755
Verizon Communications, Inc. 2.355% 3/15/2032	20,548	17,943
Verizon Communications, Inc. 4.75% 1/15/2033	26,665	26,345
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,577
Verizon Communications, Inc. 5.25% 4/2/2035	43,423	43,492
Verizon Communications, Inc. 5.00% 1/15/2036	28,768	28,183
Verizon Communications, Inc. 5.401% 7/2/2037	654	652
Verizon Communications, Inc. 2.85% 9/3/2041	858	604
Verizon Communications, Inc. 5.75% 11/30/2045	6,791	6,618
Verizon Communications, Inc. 5.875% 11/30/2055	12,643	12,307
Verizon Communications, Inc. 2.987% 10/30/2056	5,537	3,252
Verizon Communications, Inc. 6.00% 11/30/2065	7,643	7,412
American Balanced Fund — Page 21 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	USD2,631	$2,600
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,059	3,080
		1,948,693
Health care 0.68%
Abbott Laboratories 4.00% 3/15/2031	20,000	19,688
Abbott Laboratories 4.30% 3/15/2033	32,250	31,571
Abbott Laboratories 4.65% 3/15/2036	43,000	42,064
Abbott Laboratories 5.50% 3/15/2056	32,250	31,645
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,062
AbbVie, Inc. 4.125% 3/15/2031	16,624	16,386
AbbVie, Inc. 4.95% 3/15/2031	79,250	80,974
AbbVie, Inc. 4.40% 3/15/2033	13,017	12,782
AbbVie, Inc. 5.20% 3/15/2035	10,187	10,372
AbbVie, Inc. 4.75% 3/15/2036	11,526	11,313
AbbVie, Inc. 5.40% 3/15/2054	19,500	18,633
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,389
AbbVie, Inc. 5.55% 3/15/2056	9,893	9,682
Amgen, Inc. 5.15% 3/2/2028	3,249	3,298
Amgen, Inc. 3.00% 2/22/2029	400	386
Amgen, Inc. 4.05% 8/18/2029	8,900	8,819
Amgen, Inc. 5.25% 3/2/2030	20,000	20,541
Amgen, Inc. 4.20% 2/19/2031	21,316	21,029
Amgen, Inc. 4.20% 3/1/2033	10,415	10,056
Amgen, Inc. 5.25% 3/2/2033	73,320	75,268
Amgen, Inc. 4.85% 2/19/2036	20,857	20,501
Amgen, Inc. 5.60% 3/2/2043	7,101	7,010
Amgen, Inc. 5.50% 2/19/2046	29,287	28,166
Amgen, Inc. 4.875% 3/1/2053	7,808	6,776
Amgen, Inc. 5.65% 3/2/2053	41,418	40,142
Amgen, Inc. 5.65% 2/19/2056	25,367	24,609
Amgen, Inc. 4.40% 2/22/2062	4,544	3,518
Amgen, Inc. 5.75% 3/2/2063	2,631	2,533
Ascension Health 4.078% 11/15/2028	9,619	9,570
Ascension Health 4.294% 11/15/2030	23,185	22,974
Ascension Health 4.923% 11/15/2035	13,627	13,471
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,612
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,076
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	5,058
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,689
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,213	1,992
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	13,753
Banner Health 1.897% 1/1/2031	5,000	4,452
Banner Health 2.913% 1/1/2051	6,005	3,820
Baxter International, Inc. 1.915% 2/1/2027	10,095	9,859
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,672
Baxter International, Inc. 4.45% 2/15/2029	5,077	5,015
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	23,901	24,122
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	13,802	14,338
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	19,048
Bristol-Myers Squibb Co. 5.20% 2/22/2034	36,675	37,612
Centene Corp. 4.25% 12/15/2027	24,247	23,832
Cigna Group (The) 5.25% 1/15/2036	30,500	30,551
Cigna Group (The) 6.00% 1/15/2056	20,500	20,547
American Balanced Fund — Page 22 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.00% 1/30/2029	USD2,086	$2,114
CVS Health Corp. 5.25% 1/30/2031	10,000	10,223
CVS Health Corp. 5.55% 6/1/2031	72,404	74,721
CVS Health Corp. 5.70% 6/1/2034	18,668	19,191
CVS Health Corp. 6.05% 6/1/2054	12,000	11,653
CVS Health Corp. 6.20% 9/15/2055	19,064	18,899
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,890
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,060
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,510
Elevance Health, Inc. 5.70% 9/15/2055	31,000	29,498
Eli Lilly and Co. 3.375% 3/15/2029	77	75
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,182
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,377
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,234
Eli Lilly and Co. 4.95% 2/27/2063	330	290
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,101
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,191
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,213
HCA, Inc. 3.375% 3/15/2029	1,118	1,083
HCA, Inc. 3.625% 3/15/2032	1,450	1,348
HCA, Inc. 4.375% 3/15/2042	399	336
HCA, Inc. 4.625% 3/15/2052	379	303
Humana, Inc. 3.70% 3/23/2029	4,608	4,480
Humana, Inc. 5.375% 4/15/2031	12,962	13,105
Humana, Inc. 5.55% 5/1/2035	29,152	28,840
Humana, Inc. 5.75% 4/15/2054	6,066	5,459
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,064
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,068
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,033
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,580
Novartis Capital Corp. 4.40% 3/18/2031	12,838	12,838
Novartis Capital Corp. 4.60% 3/18/2033	18,540	18,467
Novartis Capital Corp. 4.90% 3/18/2036	42,374	42,289
Novartis Capital Corp. 5.60% 3/18/2046	1,260	1,263
Novartis Capital Corp. 5.70% 3/18/2056	41,112	41,435
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,327
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,168
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,694
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	767
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,310
Pfizer, Inc. 2.625% 4/1/2030	15,000	14,049
Pfizer, Inc. 4.20% 11/15/2030	22,236	22,088
Pfizer, Inc. 4.50% 11/15/2032	41,750	41,422
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	17,520	17,502
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	8,771	8,641
Sharp Healthcare 2.68% 8/1/2050	15,620	9,593
Summa Health 3.511% 11/15/2051	17,193	12,691
Sutter Health 5.164% 8/15/2033	9,905	10,056
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	34,501	34,516
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,201	3,191
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	5,285	5,224
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	29,422	29,224
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,247
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,952
American Balanced Fund — Page 23 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.80% 1/15/2030	USD20,000	$20,244
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,982
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	979
UnitedHealth Group, Inc. 4.65% 1/15/2031	20,000	20,094
UnitedHealth Group, Inc. 4.95% 1/15/2032	20,000	20,229
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,082
UnitedHealth Group, Inc. 5.35% 2/15/2033	25,000	25,679
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	13,812
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,244	24,744
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,690	19,733
UnitedHealth Group, Inc. 5.95% 6/15/2055	45,250	45,619
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,631
		1,797,179
Information technology 0.59%
Accenture Capital, Inc. 4.25% 10/4/2031	20,724	20,488
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	19,126
Amphenol Corp. 3.90% 11/15/2028	20,000	19,856
Amphenol Corp. 4.625% 2/15/2036	52,992	51,267
Amphenol Corp. 5.30% 11/15/2055	25,691	24,145
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,341
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,331
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,692
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,271
Broadcom, Inc. 4.00% 4/15/2029 (f)	219	217
Broadcom, Inc. 4.15% 4/15/2032 (f)	2,471	2,392
Broadcom, Inc. 3.469% 4/15/2034	304	274
Broadcom, Inc. 5.20% 7/15/2035	35,080	35,366
Broadcom, Inc. 3.187% 11/15/2036 (f)	588	492
Broadcom, Inc. 4.90% 2/15/2038	27,311	26,373
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	41,181
Intel Corp. 3.05% 8/12/2051	4,265	2,591
Intel Corp. 5.60% 2/21/2054	21,967	20,168
Intuit, Inc. 1.35% 7/15/2027	1,101	1,062
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,283
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,760
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,587
Oracle Corp. 4.55% 2/4/2029	28,932	28,572
Oracle Corp. 4.95% 2/4/2031	114,046	111,626
Oracle Corp. 5.25% 2/3/2032	15,000	14,737
Oracle Corp. 4.80% 9/26/2032	132,000	125,749
Oracle Corp. 6.25% 11/9/2032	61,796	63,440
Oracle Corp. 5.35% 5/4/2033	56,139	54,670
Oracle Corp. 5.20% 9/26/2035	142,244	133,496
Oracle Corp. 5.70% 2/4/2036	129,634	124,698
Oracle Corp. 5.875% 9/26/2045	86,000	74,251
Oracle Corp. 6.55% 2/4/2046	11,576	10,807
Oracle Corp. 5.55% 2/6/2053	799	638
Oracle Corp. 6.00% 8/3/2055	21,186	17,779
Oracle Corp. 5.95% 9/26/2055	100,467	84,582
Oracle Corp. 6.70% 2/4/2056	200,206	185,957
Oracle Corp. 6.10% 9/26/2065	37,468	31,090
Oracle Corp. 6.85% 2/4/2066	26,000	23,926
SK hynix, Inc. 6.375% 1/17/2028 (f)	10,000	10,326
American Balanced Fund — Page 24 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Synopsys, Inc. 4.85% 4/1/2030	USD18,356	$18,496
Synopsys, Inc. 5.15% 4/1/2035	45,584	45,687
Synopsys, Inc. 5.70% 4/1/2055	7,681	7,349
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,353
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,635
Texas Instruments, Inc. 5.10% 5/23/2035	19,500	19,760
Texas Instruments, Inc. 5.15% 2/8/2054	20,750	19,239
TSMC Global, Ltd. 4.375% 7/22/2027 (f)	332	333
		1,548,459
Energy 0.38%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	4,346	4,354
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,370
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	851
Chevron USA, Inc. 4.687% 4/15/2030	20,000	20,317
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (f)	27,000	28,270
ConocoPhillips Co. 3.80% 3/15/2052	533	390
ConocoPhillips Co. 5.30% 5/15/2053	270	250
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,857
Devon Energy Corp. 5.75% 9/15/2054	34,169	32,137
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,784
Diamondback Energy, Inc. 5.75% 4/18/2054	10,750	10,174
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,060
Enbridge, Inc. 6.70% 11/15/2053	8,956	9,728
Energy Transfer, LP 5.25% 7/1/2029	7,791	7,963
Enterprise Products Operating, LLC 4.60% 1/15/2031	4,383	4,391
Enterprise Products Operating, LLC 5.20% 1/15/2036	3,920	3,943
EOG Resources, Inc. 4.40% 1/15/2031	8,365	8,309
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,327
Equinor ASA 3.625% 9/10/2028	13,155	13,037
Equinor ASA 4.25% 11/23/2041	5,400	4,702
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	10,000	10,047
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,522
MPLX, LP 4.125% 3/1/2027	4,175	4,165
MPLX, LP 5.40% 9/15/2035	5,789	5,766
Occidental Petroleum Corp. 6.625% 9/1/2030	93,862	100,979
Occidental Petroleum Corp. 5.375% 1/1/2032	73,000	74,137
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,591
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,121
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,459
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,428
Petroleos Mexicanos 5.95% 1/28/2031	159,721	152,829
Petroleos Mexicanos 6.70% 2/16/2032	216,478	212,042
Petroleos Mexicanos 6.625% 6/15/2035	34,000	31,712
Petroleos Mexicanos 6.95% 1/28/2060	6,405	5,052
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,282
Qatar Energy 2.25% 7/12/2031 (f)	8,229	7,253
Qatar Energy 3.125% 7/12/2041 (f)	12,578	9,158
Qatar Energy 3.30% 7/12/2051 (f)	6,796	4,404
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (f)	5,000	5,022
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	7,763	7,798
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	7,253	7,302
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,302
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	61,149	60,603
American Balanced Fund — Page 25 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transportadora de Gas del Peru SA 4.25% 4/30/2028	USD686	$682
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	25,190	23,379
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (f)	7,464	6,618
		991,867
Industrials 0.32%
Air Lease Corp. 2.20% 1/15/2027	6,085	5,973
Air Lease Corp. 2.10% 9/1/2028	5,824	5,481
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,561
BAE Systems PLC 5.125% 3/26/2029 (f)	19,331	19,731
BAE Systems PLC 5.25% 3/26/2031 (f)	10,863	11,156
BAE Systems PLC 5.30% 3/26/2034 (f)	11,308	11,586
BAE Systems PLC 5.50% 3/26/2054 (f)	2,445	2,415
Boeing Co. (The) 3.10% 5/1/2026	4,822	4,816
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,441
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,142
Boeing Co. (The) 3.25% 3/1/2028	3,455	3,383
Boeing Co. (The) 6.298% 5/1/2029	13,899	14,596
Boeing Co. (The) 5.15% 5/1/2030	9,820	9,988
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,205
Boeing Co. (The) 6.388% 5/1/2031	3,696	3,943
Boeing Co. (The) 3.60% 5/1/2034	3,180	2,848
Boeing Co. (The) 6.528% 5/1/2034	37,024	40,347
Boeing Co. (The) 3.25% 2/1/2035	133	114
Boeing Co. (The) 3.50% 3/1/2039	116	94
Boeing Co. (The) 5.705% 5/1/2040	183	183
Boeing Co. (The) 3.90% 5/1/2049	342	250
Boeing Co. (The) 3.75% 2/1/2050	229	163
Boeing Co. (The) 5.805% 5/1/2050	39,286	38,003
Boeing Co. (The) 6.858% 5/1/2054	17,876	19,690
Boeing Co. (The) 5.93% 5/1/2060	12,115	11,639
Boeing Co. (The) 7.008% 5/1/2064	17,990	19,907
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	4,009
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,745
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	833
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,314
Carrier Global Corp. 2.493% 2/15/2027	30	29
Carrier Global Corp. 3.377% 4/5/2040	1,080	851
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (f)	29,900	30,934
CSX Corp. 3.80% 3/1/2028	3,590	3,559
CSX Corp. 4.25% 3/15/2029	3,650	3,647
CSX Corp. 4.10% 11/15/2032	27,234	26,377
CSX Corp. 5.20% 11/15/2033	5,000	5,128
CSX Corp. 5.05% 6/15/2035	26,813	26,922
Eaton Corp. 4.50% 3/6/2033	14,728	14,530
Eaton Corp. 4.80% 3/6/2036	24,908	24,601
Eaton Corp. 4.20% 3/6/2031	25,353	24,995
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,431
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	55,108	54,530
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	41,524	41,060
John Deere Capital Corp. 5.10% 4/11/2034	30,000	30,556
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,199
Masco Corp. 1.50% 2/15/2028	1,996	1,890
Masco Corp. 2.00% 2/15/2031	1,922	1,695
American Balanced Fund — Page 26 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Masco Corp. 3.125% 2/15/2051	USD110	$70
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,793
Mexico City Airport Trust 5.50% 7/31/2047	2,948	2,456
Norfolk Southern Corp. 4.45% 3/1/2033	7,243	7,116
Norfolk Southern Corp. 5.10% 5/1/2035	13,125	13,171
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,882
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,614
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,138
Paychex, Inc. 5.10% 4/15/2030	7,804	7,877
Paychex, Inc. 5.60% 4/15/2035	1,989	1,998
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,754
RTX Corp. 5.15% 2/27/2033	13,347	13,618
RTX Corp. 5.375% 2/27/2053	5,079	4,773
Siemens Funding BV 4.90% 5/28/2032 (f)	40,750	41,565
Siemens Funding BV 5.80% 5/28/2055 (f)	28,035	28,603
Siemens Funding BV 5.90% 5/28/2065 (f)	26,262	26,844
Triton Container International, Ltd. 3.15% 6/15/2031 (f)	19,690	17,818
Union Pacific Corp. 2.80% 2/14/2032	25,516	23,214
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,709
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,194
Union Pacific Corp. 2.95% 3/10/2052	1,606	1,003
Union Pacific Corp. 5.60% 12/1/2054	8,505	8,342
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,683
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,604
		834,359
Consumer staples 0.29%
BAT Capital Corp. 4.70% 4/2/2027	1,519	1,523
BAT Capital Corp. 3.557% 8/15/2027	2,014	1,992
BAT Capital Corp. 2.259% 3/25/2028	2,787	2,676
BAT Capital Corp. 3.462% 9/6/2029	1,080	1,043
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,767
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,231
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,743
BAT Capital Corp. 5.35% 8/15/2032	69,500	71,381
BAT Capital Corp. 4.625% 3/22/2033	27,529	26,954
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,313
BAT Capital Corp. 7.079% 8/2/2043	27,000	29,701
BAT Capital Corp. 4.54% 8/15/2047	826	671
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,048
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,498
BAT Capital Corp. 6.25% 8/15/2055	29,250	29,615
BAT International Finance PLC 4.448% 3/16/2028	20,778	20,794
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,563
Campbell’s Co. (The) 4.75% 3/23/2035	3,736	3,441
Coca-Cola Co. 1.00% 3/15/2028	4,324	4,087
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,062
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,465
Constellation Brands, Inc. 4.80% 5/1/2030	1,983	1,996
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,937
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,472
Coty, Inc. 4.75% 1/15/2029 (f)	2,692	2,622
American Balanced Fund — Page 27 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coty, Inc. 6.625% 7/15/2030 (f)	USD22,255	$22,083
Coty, Inc. 5.60% 1/15/2031 (f)	32,822	31,793
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	22,882	22,902
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	9,250	9,332
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	7,692	7,672
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,175
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,566
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	999
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,743
JBS USA Holding Lux SARL 3.00% 2/2/2029	5,387	5,171
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,951
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,354
Mars, Inc. 4.80% 3/1/2030 (f)	49,160	49,687
Mars, Inc. 5.00% 3/1/2032 (f)	32,707	33,104
Mars, Inc. 5.70% 5/1/2055 (f)	68,831	67,162
McCormick & Co., Inc. 4.15% 2/15/2029	4,016	3,978
Mondelez International, Inc. 5.125% 5/6/2035	10,305	10,330
PepsiCo, Inc. 3.625% 3/19/2050	112	83
PepsiCo, Inc. 2.75% 10/21/2051	275	169
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	8,289
Philip Morris International, Inc. 5.125% 11/17/2027	14,780	14,983
Philip Morris International, Inc. 4.875% 2/15/2028	3,185	3,219
Philip Morris International, Inc. 5.625% 11/17/2029	11,316	11,765
Philip Morris International, Inc. 5.125% 2/15/2030	27,212	27,773
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,232
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,358
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,321
Philip Morris International, Inc. 4.75% 11/1/2031	31,639	31,795
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,222
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	27,072
Philip Morris International, Inc. 4.875% 4/30/2035	30,125	29,670
Philip Morris International, Inc. 4.625% 10/29/2035	26,426	25,431
Sysco Corp. 3.15% 12/14/2051	535	330
		760,315
Real estate 0.12%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,693
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,266
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,712
American Tower Corp. 1.45% 9/15/2026	3,032	2,993
American Tower Corp. 3.60% 1/15/2028	3,750	3,695
American Tower Corp. 2.30% 9/15/2031	732	645
American Tower Corp. 2.95% 1/15/2051	3,750	2,317
Boston Properties, LP 2.90% 3/15/2030	47,006	43,578
Boston Properties, LP 3.25% 1/30/2031	20,599	19,009
Boston Properties, LP 2.55% 4/1/2032	49,079	42,137
Boston Properties, LP 6.50% 1/15/2034	22,812	23,915
Boston Properties, LP 5.75% 1/15/2035	19,203	19,106
COPT Defense Properties, LP 2.00% 1/15/2029	301	281
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,287
COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,500
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (f)	7,150	6,464
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,664
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,092
American Balanced Fund — Page 28 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
ERP Operating, LP 4.65% 9/15/2034	USD4,736	$4,626
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,394
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,613
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,730
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	43,922	44,033
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (f)	1,170	1,210
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,607	3,507
Prologis, LP 4.875% 6/15/2028	5,969	6,042
Prologis, LP 4.75% 6/15/2033	10,929	10,848
Prologis, LP 5.00% 3/15/2034	2,650	2,657
Prologis, LP 5.00% 1/31/2035	5,735	5,727
Prologis, LP 5.25% 6/15/2053	273	255
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,414
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,743
Public Storage Operating Co. 2.30% 5/1/2031	1,855	1,665
Scentre Group Trust 1 3.75% 3/23/2027 (f)	7,630	7,582
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	6,091
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,569
VICI Properties, LP 4.75% 4/1/2028	10,834	10,847
		320,907
Materials 0.07%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	7,059
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,860
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	296
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	137
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	11,429	11,444
Celanese US Holdings, LLC 7.165% 7/15/2027	4,670	4,769
Celanese US Holdings, LLC 7.379% 7/15/2032	2,094	2,188
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (f)	7,829	7,846
Dow Chemical Co. (The) 5.35% 3/15/2035	7,668	7,564
Dow Chemical Co. (The) 5.65% 3/15/2036	2,496	2,474
Dow Chemical Co. (The) 4.375% 11/15/2042	6,572	5,156
Dow Chemical Co. (The) 4.625% 10/1/2044	360	286
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,601
Dow Chemical Co. (The) 3.60% 11/15/2050	16,971	10,926
Dow Chemical Co. (The) 5.60% 2/15/2054	1,685	1,450
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	3,845	3,816
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	3,730	3,721
LYB International Finance III, LLC 5.125% 1/15/2031	3,332	3,338
LYB International Finance III, LLC 5.50% 3/1/2034	3,557	3,537
LYB International Finance III, LLC 6.15% 5/15/2035	2,636	2,714
LYB International Finance III, LLC 5.875% 1/15/2036	31,966	32,089
LYB International Finance III, LLC 3.375% 10/1/2040	8,450	6,121
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	30,680	31,070
Mosaic Co. 4.05% 11/15/2027	4,490	4,462
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,430
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	14,682	14,658
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,715
Sherwin-Williams Co. 3.80% 8/15/2049	80	59
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,001
Westlake Corp. 4.375% 11/15/2047	1,500	1,160
		184,947
American Balanced Fund — Page 29 of 89

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Other 0.00%	Principal amount (000)	Value (000)
Rockefeller Foundation (The) 2.492% 10/1/2050	USD13,095	$7,829
Total corporate bonds and notes		22,319,377
Mortgage-backed obligations 8.39% Federal agency mortgage-backed obligations 6.39%
Fannie Mae Pool #BE7150 3.50% 2/1/2032 (i)	63	61
Fannie Mae Pool #357399 5.50% 6/1/2033 (i)	33	34
Fannie Mae Pool #AS0727 3.50% 10/1/2033 (i)	42	41
Fannie Mae Pool #555880 5.50% 11/1/2033 (i)	401	408
Fannie Mae Pool #555956 5.50% 12/1/2033 (i)	356	363
Fannie Mae Pool #MA2138 3.50% 1/1/2035 (i)	90	87
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (i)	33,287	31,505
Fannie Mae Pool #AA0914 5.00% 7/1/2035 (i)	103	104
Fannie Mae Pool #745092 6.50% 7/1/2035 (i)	361	375
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (i)	1,275	1,208
Fannie Mae Pool #887695 6.00% 6/1/2036 (i)	185	191
Fannie Mae Pool #888292 6.00% 3/1/2037 (i)	1,081	1,135
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (i)	1,405	1,330
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (i)	3,983	3,768
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (i)	1,210	1,144
Fannie Mae Pool #256860 6.50% 8/1/2037 (i)	158	164
Fannie Mae Pool #888746 6.50% 10/1/2037 (i)	316	329
Fannie Mae Pool #MA3280 3.50% 2/1/2038 (i)	74	72
Fannie Mae Pool #889658 6.50% 6/1/2038 (i)	378	401
Fannie Mae Pool #MA3412 3.50% 7/1/2038 (i)	184	177
Fannie Mae Pool #FM1441 3.50% 8/1/2039 (i)	296	284
Fannie Mae Pool #AD0679 5.50% 10/1/2039 (i)	10	10
Fannie Mae Pool #932752 5.00% 4/1/2040 (i)	212	215
Fannie Mae Pool #AD8536 5.00% 8/1/2040 (i)	726	734
Fannie Mae Pool #AE3049 4.50% 9/1/2040 (i)	1,299	1,286
Fannie Mae Pool #AE2513 5.00% 9/1/2040 (i)	551	557
Fannie Mae Pool #AE4689 5.00% 9/1/2040 (i)	226	227
Fannie Mae Pool #AE0395 4.50% 10/1/2040 (i)	1,640	1,624
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (i)	1,016	1,006
Fannie Mae Pool #AH3575 4.50% 1/1/2041 (i)	1,827	1,809
Fannie Mae Pool #AH9370 5.00% 4/1/2041 (i)	232	234
Fannie Mae Pool #AH9420 5.00% 4/1/2041 (i)	127	130
Fannie Mae Pool #AI2503 4.00% 5/1/2041 (i)	1,379	1,333
Fannie Mae Pool #AI0582 5.00% 5/1/2041 (i)	196	199
Fannie Mae Pool #AH9938 5.00% 5/1/2041 (i)	131	132
Fannie Mae Pool #AI1865 5.00% 5/1/2041 (i)	15	15
Fannie Mae Pool #AI4289 5.00% 6/1/2041 (i)	181	183
Fannie Mae Pool #AH5452 5.00% 6/1/2041 (i)	93	92
Fannie Mae Pool #AI4296 5.00% 6/1/2041 (i)	50	50
Fannie Mae Pool #AI4563 5.00% 6/1/2041 (i)	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (i)	23,589	20,632
Fannie Mae Pool #AI5589 4.50% 7/1/2041 (i)	25	25
Fannie Mae Pool #AI8121 5.00% 7/1/2041 (i)	523	528
Fannie Mae Pool #AI7218 5.00% 7/1/2041 (i)	264	266
Fannie Mae Pool #AI6576 5.00% 7/1/2041 (i)	63	64
Fannie Mae Pool #MA0791 5.00% 7/1/2041 (i)	63	63
Fannie Mae Pool #AI7058 5.00% 7/1/2041 (i)	41	41
Fannie Mae Pool #AI3894 5.00% 8/1/2041 (i)	212	214
Fannie Mae Pool #AI7159 5.00% 9/1/2041 (i)	96	97
American Balanced Fund — Page 30 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ1422 5.00% 9/1/2041 (i)	USD2	$2
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (i)	90,678	76,484
Fannie Mae Pool #AQ9302 3.50% 1/1/2043 (i)	387	365
Fannie Mae Pool #AT7696 3.50% 6/1/2043 (i)	3,923	3,689
Fannie Mae Pool #AT7689 3.50% 6/1/2043 (i)	1,341	1,263
Fannie Mae Pool #AT7680 3.50% 6/1/2043 (i)	543	510
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (i)	171	166
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (i)	110	107
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (i)	107	103
Fannie Mae Pool #AV1538 4.50% 11/1/2043 (i)	2,722	2,687
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (i)	58,285	54,759
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (i)	3,924	3,697
Fannie Mae Pool #AL9499 3.50% 1/1/2046 (i)	3,617	3,398
Fannie Mae Pool #AS6789 3.50% 3/1/2046 (i)	3,877	3,638
Fannie Mae Pool #MA2608 3.00% 5/1/2046 (i)	924	835
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (i)	6,780	6,375
Fannie Mae Pool #AS7168 3.50% 5/1/2046 (i)	2,768	2,592
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (i)	314	300
Fannie Mae Pool #MA2771 3.00% 10/1/2046 (i)	862	777
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (i)	39,981	38,522
Fannie Mae Pool #FM2795 3.00% 11/1/2046 (i)	2,761	2,494
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (i)	2,123	1,936
Fannie Mae Pool #BD9665 4.00% 11/1/2046 (i)	761	729
Fannie Mae Pool #BC9081 3.00% 12/1/2046 (i)	16,257	14,442
Fannie Mae Pool #BE3151 3.50% 1/1/2047 (i)	875	819
Fannie Mae Pool #BE3162 3.50% 1/1/2047 (i)	756	706
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (i)	856	729
Fannie Mae Pool #BE9242 4.50% 3/1/2047 (i)	20	19
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (i)	1,906	1,573
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (i)	2,584	2,355
Fannie Mae Pool #BD7156 4.00% 4/1/2047 (i)	32,734	31,454
Fannie Mae Pool #BM1653 4.00% 6/1/2047 (i)	66,198	63,617
Fannie Mae Pool #BH7779 3.50% 8/1/2047 (i)	21	20
Fannie Mae Pool #256893 7.00% 8/1/2047 (i)	5	5
Fannie Mae Pool #BH4022 3.50% 9/1/2047 (i)	12,024	11,195
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (i)	2,967	2,843
Fannie Mae Pool #BH6387 3.50% 10/1/2047 (i)	332	309
Fannie Mae Pool #MA3149 4.00% 10/1/2047 (i)	1,615	1,548
Fannie Mae Pool #CA0623 4.50% 10/1/2047 (i)	1,936	1,910
Fannie Mae Pool #256975 7.00% 10/1/2047 (i)	34	35
Fannie Mae Pool #920015 7.00% 10/1/2047 (i)	15	16
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (i)	3,425	3,187
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (i)	2,233	2,146
Fannie Mae Pool #MA3183 4.00% 11/1/2047 (i)	395	379
Fannie Mae Pool #257030 6.50% 11/1/2047 (i)	41	43
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (i)	5,534	5,169
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (i)	1,005	989
Fannie Mae Pool #BM3332 3.50% 1/1/2048 (i)	1,020	951
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (i)	216	206
Fannie Mae Pool #CA1015 4.00% 1/1/2048 (i)	46	45
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (i)	80	79
Fannie Mae Pool #BK1198 4.00% 2/1/2048 (i)	556	532
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (i)	35	33
Fannie Mae Pool #BK1135 4.50% 2/1/2048 (i)	344	338
American Balanced Fund — Page 31 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM3714 3.50% 3/1/2048 (i)	USD3,996	$3,729
Fannie Mae Pool #BJ6760 3.50% 3/1/2048 (i)	3,079	2,877
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (i)	7,005	6,533
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (i)	23	22
Fannie Mae Pool #BJ9260 4.00% 4/1/2048 (i)	12	11
Fannie Mae Pool #BM4033 3.50% 5/1/2048 (i)	14,932	13,927
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (i)	4,174	4,107
Fannie Mae Pool #BW9776 3.00% 6/1/2048 (i)	91	81
Fannie Mae Pool #BJ5829 4.50% 6/1/2048 (i)	48	47
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (i)	49,585	44,650
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (i)	20,055	18,726
Fannie Mae Pool #BM2007 4.00% 9/1/2048 (i)	61	59
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (i)	31	30
Fannie Mae Pool #BF0323 3.00% 11/1/2048 (i)	21,425	19,292
Fannie Mae Pool #BF0325 3.50% 11/1/2048 (i)	26,359	24,613
Fannie Mae Pool #CA2642 4.50% 11/1/2048 (i)	154	151
Fannie Mae Pool #CA3068 3.50% 2/1/2049 (i)	4,282	3,992
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (i)	44	42
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (i)	15,049	14,140
Fannie Mae Pool #CA3503 4.00% 5/1/2049 (i)	4	3
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (i)	3,437	3,099
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (i)	2,386	2,159
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (i)	667	624
Fannie Mae Pool #CA4079 3.50% 8/1/2049 (i)	14,288	13,254
Fannie Mae Pool #BO1345 3.50% 8/1/2049 (i)	22	21
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (i)	235	225
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (i)	25	24
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (i)	17,834	16,621
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (i)	732	686
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (i)	505	484
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (i)	27	26
Fannie Mae Pool #CA4533 3.00% 11/1/2049 (i)	26,346	23,747
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (i)	14,378	12,932
Fannie Mae Pool #BO4808 3.00% 12/1/2049 (i)	10,126	9,077
Fannie Mae Pool #CA4800 3.50% 12/1/2049 (i)	40,522	37,957
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (i)	1,053	888
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (i)	12,956	10,929
Fannie Mae Pool #BP5843 2.50% 5/1/2050 (i)	71	60
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (i)	35,681	30,664
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (i)	3,399	2,867
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (i)	754	637
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (i)	150	126
Fannie Mae Pool #CA6087 3.00% 6/1/2050 (i)	38,238	33,767
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (i)	2,735	2,307
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (i)	2,483	2,094
Fannie Mae Pool #CA6289 2.50% 7/1/2050 (i)	486	410
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (i)	5,068	4,470
Fannie Mae Pool #CA6579 2.00% 8/1/2050 (i)	36,851	30,356
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (i)	15,819	12,902
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (i)	31,582	27,133
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (i)	8,720	7,366
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (i)	8,065	6,802
Fannie Mae Pool #CA6603 2.50% 8/1/2050 (i)	6,555	5,530
Fannie Mae Pool #MA4096 2.50% 8/1/2050 (i)	2,307	1,962
American Balanced Fund — Page 32 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (i)	USD673	$567
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (i)	2,842	2,508
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (i)	77,094	62,763
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (i)	22,833	18,479
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (i)	5,013	4,089
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (i)	45	37
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (i)	1,768	1,521
Fannie Mae Pool #CA6996 2.50% 9/1/2050 (i)	1,673	1,413
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (i)	642	542
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (i)	298	251
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (i)	22,804	20,391
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (i)	1,525	1,353
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (i)	50,250	41,510
Fannie Mae Pool #FP0053 2.00% 10/1/2050 (i)	46,244	37,705
Fannie Mae Pool #MA4158 2.00% 10/1/2050 (i)	41,937	34,185
Fannie Mae Pool #FP0051 2.00% 10/1/2050 (i)	28,308	23,176
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (i)	1,595	1,343
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (i)	1,491	1,257
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (i)	736	622
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (i)	181	153
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (i)	4,300	3,793
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (i)	573	464
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (i)	505	408
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (i)	29,772	25,647
Fannie Mae Pool #BQ9030 2.50% 11/1/2050 (i)	10,506	8,928
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (i)	7,648	6,535
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (i)	5,075	4,287
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (i)	284	239
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (i)	150	128
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (i)	105	89
Fannie Mae Pool #CA7606 3.00% 11/1/2050 (i)	18,639	16,728
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (i)	48,493	39,518
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (i)	45,723	36,925
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (i)	9,899	8,108
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (i)	1,965	1,590
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (i)	924	748
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (i)	547	441
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (i)	293	237
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (i)	21,937	18,721
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (i)	13,739	11,725
Fannie Mae Pool #FM5173 2.50% 12/1/2050 (i)	1,627	1,398
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (i)	25,607	22,971
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (i)	8,075	7,261
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (i)	3,073	2,712
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (i)	1,277	1,257
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (i)	56,834	46,304
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (i)	2,822	2,285
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (i)	2,462	1,993
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (i)	658	531
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (i)	40,356	34,439
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (i)	3,249	2,797
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (i)	337	284
Fannie Mae Pool #CA8607 2.50% 1/1/2051 (i)	254	215
Fannie Mae Pool #BR0757 2.50% 1/1/2051 (i)	64	54
American Balanced Fund — Page 33 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (i)	USD67,696	$60,534
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (i)	26,052	22,998
Fannie Mae Pool #CA8645 4.00% 1/1/2051 (i)	19	18
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (i)	21,545	17,639
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (i)	20,978	17,182
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (i)	12,076	9,940
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (i)	2,457	1,982
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (i)	1,055	851
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (i)	923	744
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (i)	286	232
Fannie Mae Pool #BR4014 2.00% 2/1/2051 (i)	256	207
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (i)	32,064	27,006
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (i)	19,970	17,117
Fannie Mae Pool #FS3207 2.50% 2/1/2051 (i)	4,653	3,931
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (i)	1,918	1,629
Fannie Mae Pool #FM5778 2.50% 2/1/2051 (i)	1,705	1,466
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (i)	936	791
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (i)	238	201
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (i)	118	100
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (i)	113	96
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (i)	66	55
Fannie Mae Pool #CA8870 3.00% 2/1/2051 (i)	90,138	80,733
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (i)	15,451	13,592
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (i)	1,078	964
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (i)	2,424	1,956
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (i)	431	347
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (i)	26,852	22,616
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (i)	3,773	3,208
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (i)	700	590
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (i)	644	542
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (i)	77	65
Fannie Mae Pool #CB0090 2.00% 4/1/2051 (i)	173,271	140,817
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (i)	61,386	49,937
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (i)	19,762	15,943
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (i)	1,405	1,143
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (i)	862	696
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (i)	642	518
Fannie Mae Pool #FM7083 2.00% 4/1/2051 (i)	465	375
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (i)	12,808	10,788
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (i)	10,734	9,108
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (i)	1,131	952
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (i)	570	481
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (i)	469	396
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (i)	384	324
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (i)	374	315
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (i)	30	25
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (i)	33,044	29,313
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (i)	3,928	3,494
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (i)	900	793
Fannie Mae Pool #CB0496 2.00% 5/1/2051 (i)	40,129	32,669
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (i)	33,452	27,184
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (i)	3,418	2,758
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (i)	1,253	1,011
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (i)	829	674
American Balanced Fund — Page 34 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (i)	USD668	$539
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (i)	425	343
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (i)	147,200	125,619
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (i)	16,550	13,940
Fannie Mae Pool #BR8793 2.50% 5/1/2051 (i)	15,678	13,205
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (i)	7,321	6,182
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (i)	5,895	4,965
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (i)	976	822
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (i)	731	616
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (i)	286	241
Fannie Mae Pool #CB0456 2.50% 5/1/2051 (i)	267	225
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (i)	226	191
Fannie Mae Pool #FA1024 2.50% 5/1/2051 (i)	224	189
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (i)	130	110
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (i)	46	39
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (i)	34	29
Fannie Mae Pool #BR9540 4.00% 5/1/2051 (i)	2,117	2,075
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (i)	15,839	13,071
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (i)	653	527
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (i)	258	208
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (i)	19,347	16,295
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (i)	17,004	14,362
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (i)	3,666	3,088
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (i)	2,981	2,636
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (i)	1,505	1,324
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (i)	46,844	38,174
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (i)	18,530	15,045
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (i)	384	310
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (i)	131,339	110,623
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (i)	24,311	20,701
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (i)	10,756	9,060
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (i)	9,106	7,670
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (i)	2,583	2,185
Fannie Mae Pool #FM7957 2.50% 7/1/2051 (i)	520	446
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (i)	73	61
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (i)	841	741
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (i)	5,650	4,558
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (i)	4,442	3,584
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (i)	962	776
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (i)	608	491
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (i)	427	344
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (i)	978	824
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (i)	838	712
Fannie Mae Pool #FM8247 2.50% 8/1/2051 (i)	731	628
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (i)	681	577
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (i)	105	88
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (i)	58,674	52,424
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (i)	40,221	36,200
Fannie Mae Pool #FS5081 3.00% 8/1/2051 (i)	13,188	11,806
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (i)	3,106	2,735
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (i)	61,366	58,723
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (i)	1,875	1,512
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (i)	6,726	5,665
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (i)	4,275	3,600
American Balanced Fund — Page 35 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (i)	USD4,228	$3,570
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (i)	3,557	2,996
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (i)	2,966	2,500
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (i)	2,361	1,994
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (i)	2,215	1,877
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (i)	1,621	1,373
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (i)	693	585
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (i)	20	17
Fannie Mae Pool #MA4415 3.00% 9/1/2051 (i)	3,031	2,677
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (i)	7,971	6,430
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (i)	19,972	16,822
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (i)	2,047	1,728
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (i)	1,009	850
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (i)	962	812
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (i)	368	310
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (i)	223	189
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (i)	76	64
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (i)	35	30
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (i)	32	27
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (i)	21,506	19,077
Fannie Mae Pool #FM9419 3.00% 10/1/2051 (i)	370	327
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (i)	8,434	6,839
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (i)	7,698	6,210
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (i)	6,461	5,239
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (i)	2,431	1,961
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (i)	773	624
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (i)	6,271	5,281
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (i)	821	695
Fannie Mae Pool #MA4466 2.50% 11/1/2051 (i)	18	15
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (i)	33,762	30,084
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (i)	22,438	19,898
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (i)	14,826	13,240
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (i)	650	573
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (i)	89	79
Fannie Mae Pool #BU3349 3.50% 11/1/2051 (i)	32	29
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (i)	3,830	3,089
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (i)	1,574	1,270
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (i)	65,463	56,220
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (i)	64,048	55,044
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (i)	35,494	30,468
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (i)	34,653	29,259
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (i)	30,931	26,566
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (i)	24,142	20,785
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (i)	24,127	20,751
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (i)	10,990	9,442
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (i)	4,811	4,052
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (i)	2,157	1,829
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (i)	1,621	1,368
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (i)	961	811
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (i)	654	552
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (i)	238	201
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (i)	119	101
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (i)	75	63
Fannie Mae Pool #CB2376 2.50% 12/1/2051 (i)	18	15
American Balanced Fund — Page 36 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (i)	USD7,553	$6,651
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (i)	2,138	1,882
Fannie Mae Pool #BU7740 3.00% 12/1/2051 (i)	277	244
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (i)	122	107
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (i)	7,668	6,458
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (i)	2,184	1,843
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (i)	1,973	1,675
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (i)	1,924	1,624
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (i)	1,702	1,434
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (i)	1,024	866
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (i)	273	230
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (i)	155	131
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (i)	120	101
Fannie Mae Pool #BV0761 2.50% 1/1/2052 (i)	113	95
Fannie Mae Pool #FS1648 2.50% 1/1/2052 (i)	111	94
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (i)	75	64
Fannie Mae Pool #BU7552 2.50% 1/1/2052 (i)	23	19
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (i)	27,194	24,123
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (i)	2,569	2,261
Fannie Mae Pool #FS3826 3.00% 1/1/2052 (i)	33	29
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (i)	5,167	4,804
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (i)	727	675
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (i)	68,817	55,602
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (i)	36,782	29,713
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (i)	11,245	9,141
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (i)	935	754
Fannie Mae Pool #BV2340 2.00% 2/1/2052 (i)	785	633
Fannie Mae Pool #BT6598 2.00% 2/1/2052 (i)	255	206
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (i)	175	142
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (i)	5,248	4,422
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (i)	2,602	2,194
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (i)	934	789
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (i)	553	467
Fannie Mae Pool #BT2176 2.50% 2/1/2052 (i)	474	400
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (i)	71	60
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (i)	63	53
Fannie Mae Pool #BV4126 2.50% 2/1/2052 (i)	57	48
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (i)	52	44
Fannie Mae Pool #BV2255 2.50% 2/1/2052 (i)	22	19
Fannie Mae Pool #CB2882 3.00% 2/1/2052 (i)	22,482	20,070
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (i)	8,474	7,611
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (i)	693	610
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (i)	8,402	6,789
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (i)	541	436
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (i)	446	360
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (i)	1,235	1,045
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (i)	969	816
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (i)	711	601
Fannie Mae Pool #CB3049 2.50% 3/1/2052 (i)	187	158
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (i)	179	151
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (i)	100	84
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (i)	87	73
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (i)	22,516	19,951
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (i)	20,905	18,391
American Balanced Fund — Page 37 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (i)	USD990	$871
Fannie Mae Pool #BV4149 3.00% 3/1/2052 (i)	936	824
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (i)	170	150
Fannie Mae Pool #BU8883 3.00% 3/1/2052 (i)	76	67
Fannie Mae Pool #FS5326 3.00% 3/1/2052 (i)	52	46
Fannie Mae Pool #CB3126 3.50% 3/1/2052 (i)	6,534	6,070
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (i)	367	337
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (i)	29,772	24,088
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (i)	15,811	12,804
Fannie Mae Pool #BT4443 2.00% 4/1/2052 (i)	496	402
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (i)	491	397
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (i)	149	120
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (i)	52	42
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (i)	32	26
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (i)	47,824	40,279
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (i)	17,336	14,638
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (i)	3,055	2,582
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (i)	2,654	2,244
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (i)	1,386	1,173
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (i)	499	423
Fannie Mae Pool #CB3356 2.50% 4/1/2052 (i)	450	381
Fannie Mae Pool #BV2996 2.50% 4/1/2052 (i)	279	236
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (i)	74	62
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (i)	66	56
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (i)	63	54
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (i)	967	851
Fannie Mae Pool #BU9251 3.00% 4/1/2052 (i)	304	267
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (i)	112	98
Fannie Mae Pool #BV7709 3.00% 4/1/2052 (i)	47	41
Fannie Mae Pool #FS1180 3.50% 4/1/2052 (i)	66,351	61,608
Fannie Mae Pool #BV0242 3.50% 4/1/2052 (i)	160	148
Fannie Mae Pool #FS1206 3.50% 4/1/2052 (i)	136	126
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (i)	1,524	1,447
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (i)	35,754	29,029
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (i)	477	385
Fannie Mae Pool #BV7517 2.00% 5/1/2052 (i)	27	22
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (i)	10,899	9,230
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (i)	9,558	8,075
Fannie Mae Pool #BW5602 2.50% 5/1/2052 (i)	738	623
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (i)	434	368
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (i)	124	105
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (i)	94	80
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (i)	62	53
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (i)	268	236
Fannie Mae Pool #CB3584 3.00% 5/1/2052 (i)	201	178
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (i)	63	56
Fannie Mae Pool #FS1834 4.00% 5/1/2052 (i)	34,985	33,193
Fannie Mae Pool #CB3620 4.00% 5/1/2052 (i)	8,940	8,444
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (i)	22	20
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (i)	19,762	15,942
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (i)	9,028	7,302
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (i)	573	463
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (i)	47	38
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (i)	10,769	9,117
American Balanced Fund — Page 38 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (i)	USD3,920	$3,305
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (i)	253	215
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (i)	229	194
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (i)	48	41
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (i)	14,528	12,785
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (i)	1,444	1,271
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (i)	419	369
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (i)	208	183
Fannie Mae Pool #CB3996 3.00% 6/1/2052 (i)	30	27
Fannie Mae Pool #BV7809 3.50% 6/1/2052 (i)	127	117
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (i)	3,150	2,982
Fannie Mae Pool #BV9955 4.00% 6/1/2052 (i)	25	24
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (i)	18,568	15,015
Fannie Mae Pool #BV7823 2.00% 7/1/2052 (i)	1,321	1,072
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (i)	110,086	92,737
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (i)	107,296	90,503
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (i)	13,854	11,724
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (i)	3,674	3,101
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (i)	1,589	1,338
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (i)	668	566
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (i)	266	225
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (i)	45	38
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (i)	781	687
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (i)	1,464	1,239
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (i)	114	97
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (i)	6,598	5,806
Fannie Mae Pool #FS4747 3.50% 8/1/2052 (i)	9,382	8,672
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (i)	2,880	2,732
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (i)	7,679	7,660
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (i)	126	130
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (i)	613	519
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (i)	477	404
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (i)	17,178	16,659
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (i)	33,059	32,991
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (i)	217,737	176,498
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (i)	18,049	17,907
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (i)	6,293	6,351
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (i)	5,811	5,867
Fannie Mae Pool #BX2812 5.00% 11/1/2052 (i)	14,761	14,643
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (i)	38,962	39,370
Fannie Mae Pool #BX4004 5.50% 12/1/2052 (i)	1,045	1,054
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (i)	731	737
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (i)	522	527
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (i)	617	626
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (i)	386	390
Fannie Mae Pool #BX6108 5.50% 1/1/2053 (i)	50	51
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (i)	141	119
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (i)	10,795	10,894
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (i)	1,057	1,065
Fannie Mae Pool #FS4024 5.50% 2/1/2053 (i)	428	432
Fannie Mae Pool #BW5124 5.50% 2/1/2053 (i)	62	62
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (i)	26,197	27,254
Fannie Mae Pool #FS4225 6.00% 2/1/2053 (i)	529	544
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (i)	145	151
American Balanced Fund — Page 39 of 89

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX7774 5.50% 3/1/2053 (i)	USD7,632	$7,725
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	3,205	3,250
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (i)	2,652	2,681
Fannie Mae Pool #BX7782 5.50% 3/1/2053 (i)	1,387	1,399
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (i)	152	154
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (i)	14,781	15,208
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (i)	992	873
Fannie Mae Pool #BW4879 3.00% 4/1/2053 (i)	182	160
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (i)	22,375	22,186
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (i)	3,895	3,930
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (i)	2,563	2,583
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (i)	2,313	2,333
Fannie Mae Pool #BY0667 5.50% 4/1/2053 (i)	821	829
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (i)	655	661
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (i)	359	362
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (i)	120	121
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (i)	60	51
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (i)	6,383	6,347
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (i)	6,192	6,244
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (i)	5,229	5,275
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (i)	3,891	3,922
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (i)	2,619	2,659
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (i)	1,025	1,034
Fannie Mae Pool #BY4413 5.50% 5/1/2053 (i)	294	296
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (i)	2,996	2,527
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (i)	2,922	2,571
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (i)	52,251	52,575
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (i)	13,265	13,363
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (i)	2,794	2,819
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (i)	291	294
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (i)	4,868	5,078
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (i)	1,793	1,859
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (i)	1,387	1,446
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (i)	36	30
Fannie Mae Pool #BW9645 3.00% 7/1/2053 (i)	1,750	1,539
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (i)	3,358	3,252
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (i)	31,925	32,193
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (i)	5,547	5,784
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (i)	5,198	5,035
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (i)	81	82
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	9,015	9,154
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (i)	4,024	4,055
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (i)	68,925	70,679
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (i)	5,075	5,114
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (i)	58	59
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (i)	2,511	2,608
Fannie Mae Pool #CB7487 6.50% 11/1/2053 (i)	606	629
Fannie Mae Pool #CB7484 6.50% 11/1/2053 (i)	584	604
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (i)	77	80
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (i)	7,426	7,481
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (i)	210	212
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (i)	10,051	10,287
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (i)	14,473	14,995
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (i)	2,874	3,010
American Balanced Fund — Page 40 of 89

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (i)	USD200	$207
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (i)	797	675
Fannie Mae Pool #FS7058 2.50% 1/1/2054 (i)	232	196
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (i)	17,656	18,070
Fannie Mae Pool #DA5781 6.00% 1/1/2054 (i)	462	472
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (i)	27,551	28,516
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (i)	1,239	1,299
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (i)	8,973	8,871
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (i)	7,302	7,350
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (i)	357	360
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (i)	14,177	14,520
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (i)	2,900	2,984
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (i)	1,987	2,029
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (i)	6,439	6,729
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (i)	6,427	6,650
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (i)	1,952	2,053
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (i)	476	501
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (i)	7,264	7,037
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (i)	6,086	6,133
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (i)	584	587
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (i)	288	290
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (i)	46,764	48,114
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (i)	19,102	19,584
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (i)	180	184
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (i)	2,542	2,669
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (i)	7,937	8,002
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (i)	3,212	3,349
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (i)	50,770	51,700
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (i)	2,546	2,565
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (i)	14,386	14,473
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (i)	7,060	7,187
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (i)	12,959	13,259
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (i)	10,840	11,104
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	4,043	4,183
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (i)	1,664	1,699
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (i)	5,279	5,461
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (i)	1,058	1,096
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (i)	834	869
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (i)	11,781	11,924
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (i)	11,383	11,460
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	10,222	10,384
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (i)	1,593	1,613
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	42,334	43,550
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (i)	16,211	16,757
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (i)	8,628	8,847
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (i)	5,041	5,199
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	3,968	4,074
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	2,431	2,480
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (i)	2,155	2,201
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (i)	1,579	1,612
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	1,005	1,025
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (i)	773	790
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (i)	8,162	8,534
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (i)	6,190	6,453
American Balanced Fund — Page 41 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (i)	USD1,959	$2,045
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (i)	1,265	1,317
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (i)	353	367
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (i)	213	223
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (i)	9,415	9,344
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	2,379	2,397
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	18,050	18,560
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	8,969	9,176
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (i)	7,997	8,182
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (i)	7,449	7,646
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (i)	4,441	4,563
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (i)	4,084	4,216
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (i)	3,483	3,600
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (i)	2,698	2,760
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (i)	904	923
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	863	881
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (i)	582	594
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (i)	553	564
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (i)	206	210
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (i)	10,036	10,446
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (i)	4,590	4,748
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (i)	1,937	2,019
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (i)	38,199	38,441
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (i)	37,684	38,326
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (i)	21,975	22,230
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (i)	10,574	10,739
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (i)	4,216	4,240
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (i)	798	802
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	17,361	17,820
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (i)	9,871	10,118
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (i)	6,165	6,336
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (i)	1,240	1,269
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (i)	14,304	14,798
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (i)	13,728	14,080
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (i)	80	82
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (i)	26	27
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (i)	1,183	1,236
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	51,843	52,135
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (i)	7,243	7,319
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (i)	14,049	14,432
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (i)	966	985
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	219	213
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (i)	6,717	6,667
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (i)	14,811	14,965
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (i)	8,137	8,222
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (i)	6,205	6,269
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (i)	2,682	2,714
Fannie Mae Pool #DC6856 5.50% 12/1/2054 (i)	373	375
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (i)	28	28
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (i)	7,396	7,589
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (i)	3,722	3,827
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	141	144
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (i)	25	26
Fannie Mae Pool #FP0129 6.50% 12/1/2054 (i)	223	231
American Balanced Fund — Page 42 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (i)	USD11,875	$11,785
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (i)	42,807	43,046
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (i)	12,393	12,545
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (i)	34,599	35,481
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (i)	825	844
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (i)	735	749
Fannie Mae Pool #DD0829 6.00% 1/1/2055 (i)	274	281
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (i)	205	209
Fannie Mae Pool #DD0284 6.00% 1/1/2055 (i)	34	35
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (i)	40,381	41,872
Fannie Mae Pool #DC7838 6.50% 1/1/2055 (i)	2,000	2,069
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (i)	43	45
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (i)	17	16
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (i)	3,114	3,132
Fannie Mae Pool #DD1746 5.50% 2/1/2055 (i)	460	466
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	5,198	5,302
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (i)	534	545
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (i)	403	412
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (i)	818	846
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (i)	1,894	1,829
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (i)	57,202	57,522
Fannie Mae Pool #DD6406 6.00% 3/1/2055 (i)	7,926	8,136
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	3,554	3,625
Fannie Mae Pool #MB0308 6.00% 3/1/2055 (i)	1,775	1,810
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (i)	469	478
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (i)	282	289
Fannie Mae Pool #190445 6.50% 3/1/2055 (i)	117,887	121,959
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (i)	36,323	37,605
Fannie Mae Pool #DD4403 6.50% 3/1/2055 (i)	2,000	2,069
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (i)	5	5
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (i)	2,011	1,943
Fannie Mae Pool #DD7388 5.00% 4/1/2055 (i)	283	280
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (i)	4,731	4,826
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	3,324	3,390
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (i)	2,385	2,467
Fannie Mae Pool #DD4460 6.50% 4/1/2055 (i)	472	488
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (i)	95	99
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (i)	582	612
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (i)	13,104	13,365
Fannie Mae Pool #CC1170 6.00% 5/1/2055 (i)	393	401
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (i)	1,000	1,034
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (i)	5,059	5,087
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (i)	596	600
Fannie Mae Pool #DE0751 6.00% 6/1/2055 (i)	3,351	3,417
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (i)	581	601
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (i)	3,478	3,548
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (i)	57,889	59,889
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (i)	29,985	31,038
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (i)	34,945	35,435
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (i)	1,368	1,375
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (i)	1,316	1,342
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (i)	16,054	16,685
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (i)	903	951
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (i)	3,071	3,087
American Balanced Fund — Page 43 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5824 6.50% 9/1/2055 (i)	USD1,044	$1,080
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (i)	832	876
Fannie Mae Pool #MA5881 6.50% 11/1/2055 (i)	56	58
Fannie Mae Pool #MA5947 6.50% 1/1/2056 (i)	367	380
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (i)	24,646	23,350
Fannie Mae Pool #BF0174 3.00% 2/1/2057 (i)	4,430	3,790
Fannie Mae Pool #BF0177 3.00% 2/1/2057 (i)	4,247	3,697
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (i)	90,219	82,332
Fannie Mae Pool #BF0189 3.00% 6/1/2057 (i)	6,836	5,951
Fannie Mae Pool #BF0219 3.50% 9/1/2057 (i)	20,236	18,441
Fannie Mae Pool #BF0226 3.50% 1/1/2058 (i)	5,791	5,287
Fannie Mae Pool #BF0262 3.00% 5/1/2058 (i)	340	296
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (i)	49,648	43,222
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (i)	2,641	2,577
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (i)	62,790	57,215
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (i)	42,077	36,422
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (i)	23,258	19,159
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (i)	42,904	37,028
Fannie Mae Pool #BF0547 3.00% 7/1/2061 (i)	26,138	23,077
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (i)	42,614	41,196
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (i)	13,777	11,890
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (i)	11,348	10,242
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (i)	13,667	12,334
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (i)	24,862	23,206
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.475% 12/25/2026 (h)(i)	21,755	21,522
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (h)(i)	1,876	1,858
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.073% 6/25/2027 (h)(i)	1,813	1,793
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (i)	177	156
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (f)(h)(i)	5,275	5,189
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.165% 8/1/2054 (f)(h)(i)	6,395	6,288
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (f)(h)(i)	9,319	9,341
Freddie Mac Pool #ZA1950 6.50% 8/1/2026 (i)	4	4
Freddie Mac Pool #C91130 6.50% 12/1/2027 (i)	12	13
Freddie Mac Pool #D97504 6.50% 12/1/2027 (i)	4	4
Freddie Mac Pool #C91150 6.50% 1/1/2028 (i)	15	16
Freddie Mac Pool #G16210 3.50% 6/1/2032 (i)	17	17
Freddie Mac Pool #ZA2384 3.50% 6/1/2035 (i)	131	127
Freddie Mac Pool #A56076 5.50% 1/1/2037 (i)	7	7
Freddie Mac Pool #C91917 3.00% 2/1/2037 (i)	4,904	4,653
Freddie Mac Pool #C91912 3.00% 2/1/2037 (i)	2,413	2,289
Freddie Mac Pool #G06028 5.50% 7/1/2037 (i)	115	118
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (i)	964	912
Freddie Mac Pool #G08248 5.50% 2/1/2038 (i)	30	31
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (i)	50	48
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (i)	4,995	4,721
Freddie Mac Pool #G04552 6.00% 9/1/2038 (i)	242	255
Freddie Mac Pool #G05979 5.50% 10/1/2038 (i)	14	14
Freddie Mac Pool #G05546 5.50% 7/1/2039 (i)	60	62
Freddie Mac Pool #A90351 4.50% 1/1/2040 (i)	93	92
Freddie Mac Pool #G05937 4.50% 8/1/2040 (i)	1,580	1,567
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (i)	78,964	69,812
Freddie Mac Pool #A97543 4.50% 3/1/2041 (i)	137	136
Freddie Mac Pool #A97669 4.50% 3/1/2041 (i)	114	113
Freddie Mac Pool #Q01190 4.50% 6/1/2041 (i)	63	63
American Balanced Fund — Page 44 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q01160 5.00% 6/1/2041 (i)	USD110	$111
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (i)	1,912	1,673
Freddie Mac Pool #Q03821 4.50% 10/1/2041 (i)	225	223
Freddie Mac Pool #Q03795 4.50% 10/1/2041 (i)	13	13
Freddie Mac Pool #Q11220 3.50% 9/1/2042 (i)	322	305
Freddie Mac Pool #V80026 3.00% 4/1/2043 (i)	20	19
Freddie Mac Pool #G07921 3.50% 4/1/2043 (i)	267	253
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (i)	157	152
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (i)	122	118
Freddie Mac Pool #Q26734 4.00% 6/1/2044 (i)	1,383	1,336
Freddie Mac Pool #SD0480 3.50% 6/1/2045 (i)	6,605	6,227
Freddie Mac Pool #760014 4.613% 8/1/2045 (h)(i)	525	525
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (i)	2,781	2,683
Freddie Mac Pool #G60344 4.00% 12/1/2045 (i)	2,593	2,509
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (i)	10,020	9,231
Freddie Mac Pool #Q40476 4.00% 4/1/2046 (i)	2,122	2,044
Freddie Mac Pool #Q40458 4.00% 4/1/2046 (i)	502	482
Freddie Mac Pool #G60744 3.50% 7/1/2046 (i)	1,332	1,250
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (i)	213	211
Freddie Mac Pool #V82628 4.00% 9/1/2046 (i)	5,974	5,751
Freddie Mac Pool #760015 4.152% 1/1/2047 (h)(i)	3,498	3,421
Freddie Mac Pool #G60928 4.50% 4/1/2047 (i)	389	385
Freddie Mac Pool #ZS4726 3.50% 7/1/2047 (i)	18	17
Freddie Mac Pool #G08775 4.00% 8/1/2047 (i)	1,408	1,351
Freddie Mac Pool #G61295 3.50% 9/1/2047 (i)	4,360	4,094
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (i)	111	103
Freddie Mac Pool #V83507 4.00% 10/1/2047 (i)	222	213
Freddie Mac Pool #G61733 3.00% 12/1/2047 (i)	12,942	11,737
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (i)	2,163	2,016
Freddie Mac Pool #G61662 3.50% 2/1/2048 (i)	686	635
Freddie Mac Pool #Q54547 4.00% 3/1/2048 (i)	6,681	6,409
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (i)	23	22
Freddie Mac Pool #G61628 3.50% 9/1/2048 (i)	4,549	4,255
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (i)	2,030	2,000
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (i)	592	567
Freddie Mac Pool #V85664 3.50% 6/1/2049 (i)	20,302	18,945
Freddie Mac Pool #SD7506 4.00% 9/1/2049 (i)	7,071	6,776
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (i)	6,872	6,397
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (i)	102	98
Freddie Mac Pool #QA5118 3.50% 12/1/2049 (i)	27,346	25,399
Freddie Mac Pool #QB1968 2.50% 7/1/2050 (i)	7,634	6,439
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (i)	2,694	2,269
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (i)	1,484	1,317
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (i)	12,629	10,316
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (i)	108	92
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (i)	44	37
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (i)	5,257	4,664
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (i)	13,130	10,749
Freddie Mac Pool #QB4072 2.50% 10/1/2050 (i)	1,877	1,585
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (i)	80,219	66,203
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (i)	74,613	60,805
Freddie Mac Pool #QB4886 2.00% 11/1/2050 (i)	309	250
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (i)	16,120	13,757
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (i)	15,154	12,913
American Balanced Fund — Page 45 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (i)	USD3,162	$2,551
Freddie Mac Pool #SD0467 2.00% 12/1/2050 (i)	784	635
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (i)	766	620
Freddie Mac Pool #QB6100 2.00% 12/1/2050 (i)	578	466
Freddie Mac Pool #QB6890 2.00% 12/1/2050 (i)	401	325
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (i)	342	277
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (i)	7,507	6,328
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (i)	321	272
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (i)	18,564	15,193
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (i)	1,703	1,374
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (i)	569	461
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (i)	13,029	10,712
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (i)	4,851	3,949
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (i)	941	759
Freddie Mac Pool #QB8296 2.00% 2/1/2051 (i)	767	619
Freddie Mac Pool #SD1729 2.50% 2/1/2051 (i)	39,947	34,090
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (i)	64	54
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (i)	38,896	31,649
Freddie Mac Pool #QC0231 2.00% 3/1/2051 (i)	1,704	1,375
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (i)	406	342
Freddie Mac Pool #SD0578 2.50% 3/1/2051 (i)	63	54
Freddie Mac Pool #RA4912 3.00% 3/1/2051 (i)	909	800
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (i)	1,967	1,597
Freddie Mac Pool #QC1270 2.00% 4/1/2051 (i)	445	359
Freddie Mac Pool #QC0619 2.00% 4/1/2051 (i)	443	357
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (i)	11,852	9,994
Freddie Mac Pool #QC0292 2.50% 4/1/2051 (i)	8,665	7,356
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (i)	439	370
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (i)	431	363
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (i)	93	79
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (i)	9,790	8,004
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (i)	716	578
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (i)	561	452
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (i)	269	217
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (i)	257	207
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (i)	174,843	149,208
Freddie Mac Pool #RA5219 2.50% 5/1/2051 (i)	9,859	8,359
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (i)	801	676
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (i)	3,261	2,891
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (i)	1,328	1,071
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (i)	6,442	5,438
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (i)	1,707	1,441
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (i)	429	362
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (i)	360	317
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (i)	14,901	12,551
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (i)	1,512	1,273
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (i)	444	374
Freddie Mac Pool #QC4514 2.50% 7/1/2051 (i)	225	189
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (i)	12,515	11,221
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (i)	21	18
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (i)	1,627	1,317
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (i)	16,987	14,307
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (i)	4,647	3,925
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (i)	952	802
American Balanced Fund — Page 46 of 89

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC5142 2.50% 8/1/2051 (i)	USD115	$96
Freddie Mac Pool #SD0665 3.00% 8/1/2051 (i)	17,000	15,080
Freddie Mac Pool #QC5996 3.00% 8/1/2051 (i)	647	570
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (i)	55,876	48,185
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (i)	54,234	46,433
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (i)	14,396	12,391
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (i)	5,315	4,477
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (i)	2,694	2,269
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (i)	838	706
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (i)	820	691
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (i)	776	654
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (i)	728	615
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (i)	25	21
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (i)	17,721	15,847
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (i)	4,068	3,579
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (i)	3,073	2,726
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (i)	8,306	6,737
Freddie Mac Pool #QC8489 2.50% 10/1/2051 (i)	44,842	38,545
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (i)	15,406	13,010
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (i)	1,423	1,198
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (i)	739	624
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (i)	526	443
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (i)	192	163
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (i)	45,237	40,115
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (i)	3,996	3,570
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (i)	1,024	831
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (i)	195,994	168,726
Freddie Mac Pool #RA6290 2.50% 11/1/2051 (i)	268	226
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (i)	222	187
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (i)	3,505	3,109
Freddie Mac Pool #RA6349 3.00% 11/1/2051 (i)	464	408
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (i)	2,485	2,013
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (i)	1,690	1,363
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (i)	71,623	60,325
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (i)	54,510	46,785
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (i)	3,389	2,861
Freddie Mac Pool #QD3540 2.50% 12/1/2051 (i)	2,522	2,138
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (i)	29	24
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (i)	7,741	6,823
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (i)	1,537	1,352
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (i)	1,034	909
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (i)	521	459
Freddie Mac Pool #SD2152 3.00% 12/1/2051 (i)	120	106
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (i)	1,943	1,567
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (i)	22,196	18,818
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (i)	7,255	6,234
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (i)	5,422	4,581
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (i)	2,769	2,348
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (i)	604	509
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (i)	553	467
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (i)	8,442	7,540
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (i)	1,818	1,601
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (i)	5,758	4,654
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (i)	2,679	2,161
American Balanced Fund — Page 47 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD8489 2.00% 2/1/2052 (i)	USD1,480	$1,197
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (i)	734	593
Freddie Mac Pool #QD7213 2.00% 2/1/2052 (i)	310	251
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (i)	1,146	969
Freddie Mac Pool #QD6813 2.50% 2/1/2052 (i)	526	452
Freddie Mac Pool #QD7397 2.50% 2/1/2052 (i)	433	370
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (i)	409	346
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (i)	63	53
Freddie Mac Pool #RA6865 2.50% 2/1/2052 (i)	47	40
Freddie Mac Pool #RA6664 3.00% 2/1/2052 (i)	85,070	75,277
Freddie Mac Pool #SD2321 3.00% 2/1/2052 (i)	224	197
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (i)	1,679	1,552
Freddie Mac Pool #QD8873 3.50% 2/1/2052 (i)	12	11
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (i)	32,354	26,230
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (i)	4,039	3,265
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (i)	110	89
Freddie Mac Pool #QD9966 2.00% 3/1/2052 (i)	28	23
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (i)	741	627
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (i)	133	113
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (i)	32	27
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (i)	39,236	35,075
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (i)	30,421	26,170
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (i)	2,165	1,824
Freddie Mac Pool #QE0327 2.50% 4/1/2052 (i)	2,023	1,713
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (i)	1,147	970
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (i)	1,124	951
Freddie Mac Pool #QE0407 2.50% 4/1/2052 (i)	363	309
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (i)	345	292
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (i)	261	221
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (i)	86	73
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (i)	62	53
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (i)	34	28
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (i)	23	19
Freddie Mac Pool #QD9576 3.00% 4/1/2052 (i)	8,243	7,260
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (i)	138	122
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (i)	9,778	7,921
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (i)	676	572
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (i)	441	373
Freddie Mac Pool #QE1859 2.50% 5/1/2052 (i)	343	290
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (i)	196	166
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (i)	63,833	56,234
Freddie Mac Pool #QE2333 3.00% 5/1/2052 (i)	53	47
Freddie Mac Pool #RA7399 4.00% 5/1/2052 (i)	28,796	27,428
Freddie Mac Pool #QE2335 4.00% 5/1/2052 (i)	26,346	25,098
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (i)	40,602	32,906
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (i)	12,451	10,070
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (i)	4,298	3,486
Freddie Mac Pool #SD1556 2.00% 6/1/2052 (i)	194	157
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (i)	835	707
Freddie Mac Pool #QE5159 2.50% 6/1/2052 (i)	286	242
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (i)	273	230
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (i)	57,621	50,762
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (i)	4,231	3,722
Freddie Mac Pool #QE4036 3.00% 6/1/2052 (i)	490	432
American Balanced Fund — Page 48 of 89

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (i)	USD35,385	$33,866
Freddie Mac Pool #RA7468 4.00% 6/1/2052 (i)	5,647	5,388
Freddie Mac Pool #SD1288 4.00% 6/1/2052 (i)	238	225
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (i)	153	145
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (i)	160,938	136,524
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (i)	1,286	1,083
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (i)	1,258	1,059
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (i)	150	127
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (i)	33	28
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (i)	46,471	40,934
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (i)	990	800
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (i)	214	181
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (i)	20,059	17,874
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (i)	24	21
Freddie Mac Pool #SD1766 4.00% 8/1/2052 (i)	11,781	11,224
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (i)	52	49
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (i)	7,571	7,347
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (i)	748	631
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (i)	590	500
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (i)	285	241
Freddie Mac Pool #SD5931 2.50% 9/1/2052 (i)	39	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (i)	11,175	9,843
Freddie Mac Pool #QF0323 4.00% 9/1/2052 (i)	156	148
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (i)	7,632	7,406
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (i)	3,207	3,106
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (i)	39,643	39,418
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (i)	1,515	1,279
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (i)	1,343	1,182
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (i)	3,158	3,062
Freddie Mac Pool #SD1897 4.50% 11/1/2052 (i)	119,193	117,030
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (i)	20,822	20,480
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (i)	2,868	2,524
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (i)	335	295
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (i)	16,230	16,095
Freddie Mac Pool #RA8303 5.50% 12/1/2052 (i)	30,246	30,671
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (i)	3,870	3,897
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (i)	1,094	1,102
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (i)	9,791	10,119
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (i)	4,605	4,464
Freddie Mac Pool #QF5672 5.00% 1/1/2053 (i)	58,092	57,599
Freddie Mac Pool #SD2571 5.00% 1/1/2053 (i)	11,640	11,569
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (i)	320	317
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (i)	1,082	1,090
Freddie Mac Pool #QF5394 5.50% 1/1/2053 (i)	926	934
Freddie Mac Pool #QF5251 5.50% 1/1/2053 (i)	499	504
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (i)	215	217
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (i)	48	40
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (i)	29,549	29,838
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (i)	2,635	2,659
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (i)	2,347	2,367
Freddie Mac Pool #QF7048 5.50% 2/1/2053 (i)	65	66
Freddie Mac Pool #QF8056 6.00% 2/1/2053 (i)	17,519	17,942
Freddie Mac Pool #QF8050 6.00% 2/1/2053 (i)	6,272	6,425
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (i)	491	432
American Balanced Fund — Page 49 of 89

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF8926 4.50% 3/1/2053 (i)	USD3,052	$2,973
Freddie Mac Pool #QF8936 4.50% 3/1/2053 (i)	162	157
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (i)	13,387	13,497
Freddie Mac Pool #QF8552 5.50% 3/1/2053 (i)	416	420
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (i)	64	64
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (i)	58	58
Freddie Mac Pool #QF9619 6.00% 3/1/2053 (i)	863	884
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (i)	9,808	9,756
Freddie Mac Pool #SD3314 5.50% 4/1/2053 (i)	47,599	48,040
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (i)	6,693	6,745
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (i)	231	233
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (i)	42	43
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (i)	2,158	2,092
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (i)	248,541	246,437
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (i)	139,354	140,588
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (i)	21,537	21,658
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (i)	20,100	20,644
Freddie Mac Pool #QG5124 3.00% 6/1/2053 (i)	3,207	2,830
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (i)	269	237
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (i)	61,668	61,143
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (i)	12,844	12,953
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (i)	5,202	5,246
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (i)	1,931	1,947
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (i)	32,499	33,365
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (i)	11,850	12,260
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (i)	10,507	10,783
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (i)	6,987	7,189
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (i)	6,040	6,276
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (i)	2,242	2,336
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (i)	2,001	2,087
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (i)	1,904	2,004
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (i)	1,856	1,956
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (i)	1,284	1,355
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (i)	1,108	1,166
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (i)	682	708
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (i)	609	648
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (i)	101	100
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (i)	32,380	32,664
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (i)	9,113	9,198
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (i)	10,860	11,186
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (i)	562	583
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (i)	43	45
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (i)	822	693
Freddie Mac Pool #RA9734 3.00% 8/1/2053 (i)	38	34
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (i)	72,973	72,294
Freddie Mac Pool #QG8374 5.50% 8/1/2053 (i)	27,024	27,250
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (i)	18,697	18,960
Freddie Mac Pool #QG9352 6.00% 8/1/2053 (i)	11,758	12,098
Freddie Mac Pool #SD6818 6.00% 8/1/2053 (i)	450	461
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (i)	271	278
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (i)	48	41
Freddie Mac Pool #SD4553 3.00% 9/1/2053 (i)	56	49
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (i)	22,550	22,740
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (i)	48,416	50,171
American Balanced Fund — Page 50 of 89

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (i)	USD12,056	$12,426
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (i)	2,687	2,753
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (i)	101,126	104,749
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (i)	8,779	7,734
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (i)	8,531	7,514
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (i)	2,522	2,220
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (i)	1,703	1,498
Freddie Mac Pool #SD4122 3.00% 10/1/2053 (i)	397	349
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (i)	41,235	40,859
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (i)	26,423	26,627
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (i)	445	462
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (i)	99	103
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (i)	7,804	8,067
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (i)	6,923	7,234
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (i)	3,010	3,122
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (i)	531	551
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	30	31
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (i)	10,145	10,436
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (i)	7,798	7,962
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (i)	21,110	21,998
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	4,702	4,730
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (i)	19,818	20,311
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (i)	2,031	2,104
Freddie Mac Pool #RJ1263 5.50% 4/1/2054 (i)	21,723	21,885
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (i)	12,687	12,865
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (i)	8,976	9,043
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (i)	13,364	13,732
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (i)	9,284	9,536
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (i)	5,237	5,410
Freddie Mac Pool #QI4100 6.00% 4/1/2054 (i)	434	446
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (i)	3,713	3,899
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (i)	15,004	15,227
Freddie Mac Pool #QI5819 5.50% 5/1/2054 (i)	37	38
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (i)	10,732	10,994
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (i)	7,185	7,427
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (i)	4,638	4,731
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (i)	6,562	6,836
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (i)	4,413	4,600
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	3,543	3,607
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (i)	5,321	5,477
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (i)	615	632
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (i)	441	456
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (i)	272	277
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (i)	83	85
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (i)	3,892	4,069
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (i)	2,810	2,927
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (i)	1,697	1,758
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (i)	918	963
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (i)	63	62
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (i)	13,121	13,199
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (i)	3,136	3,174
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (i)	829	839
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	65,956	67,882
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	49,845	51,774
American Balanced Fund — Page 51 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (i)	USD18,925	$19,319
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	17,769	18,196
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (i)	9,243	9,465
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (i)	5,995	6,136
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (i)	1,747	1,793
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (i)	51,838	53,658
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (i)	8,394	8,697
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (i)	3,819	3,980
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (i)	9,894	9,835
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (i)	7,690	7,643
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (i)	6,728	6,652
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (i)	4,885	4,854
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (i)	35,357	35,623
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (i)	21,101	21,275
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (i)	11,318	11,477
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (i)	10,370	10,482
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (i)	3,720	3,763
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (i)	107,032	110,640
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (i)	82,258	84,095
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (i)	45,709	46,766
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (i)	11,136	11,431
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (i)	753	770
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (i)	363	370
Freddie Mac Pool #SD6138 6.00% 8/1/2054 (i)	214	219
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (i)	18,019	18,644
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (i)	15,936	16,601
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (i)	7,596	7,913
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (i)	6,150	6,396
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (i)	3,146	3,263
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (i)	2,864	3,004
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (i)	1,943	2,025
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (i)	6,871	6,923
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (i)	4,047	4,106
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (i)	2,915	2,969
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (i)	2,638	2,666
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (i)	2,240	2,257
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (i)	1,972	1,983
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (i)	1,676	1,686
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	40,551	41,599
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (i)	30,585	31,605
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	19,827	20,352
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	19,169	19,874
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	18,918	19,556
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (i)	11,197	11,456
Freddie Mac Pool #QJ3279 6.00% 9/1/2054 (i)	383	391
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (i)	156	159
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (i)	3,551	3,674
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (i)	3,041	3,161
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (i)	1,614	1,674
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (i)	1,150	1,194
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (i)	1,120	1,162
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (i)	849	888
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (i)	780	810
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (i)	302	313
American Balanced Fund — Page 52 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (i)	USD5,477	$5,414
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	7,536	7,579
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (i)	5,618	5,784
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (i)	273	278
Freddie Mac Pool #QJ7190 6.50% 10/1/2054 (i)	2,000	2,069
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (i)	205	213
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (i)	11,250	10,912
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (i)	3,350	3,238
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (i)	22,100	21,829
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	279,292	280,882
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (i)	55,486	55,843
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (i)	41,456	41,766
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (i)	8,798	8,987
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (i)	3,075	3,136
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (i)	27	28
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (i)	23,565	23,387
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (i)	9,429	9,313
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (i)	5,782	5,739
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (i)	1,938	1,924
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (i)	13,633	13,858
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (i)	6,629	6,707
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (i)	6,013	6,078
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (i)	157	158
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (i)	6,470	6,633
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (i)	1,756	1,791
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (i)	43,028	43,527
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (i)	2,644	2,676
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (i)	135,305	139,335
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (i)	38,263	39,340
Freddie Mac Pool #SL0557 6.00% 1/1/2055 (i)	2,928	2,989
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (i)	677	691
Freddie Mac Pool #RJ3860 6.00% 1/1/2055 (i)	175	179
Freddie Mac Pool #SI2134 6.50% 1/1/2055 (i)	1,838	1,902
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (i)	839	882
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (i)	113	119
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (i)	1,448	1,403
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (i)	10,543	10,827
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	1,977	2,016
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (i)	618	634
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (i)	6,127	6,339
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (i)	248	249
Freddie Mac Pool #QX8321 5.50% 3/1/2055 (i)	244	246
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (i)	7,975	8,137
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (i)	634	647
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (i)	30	31
Freddie Mac Pool #QX7992 6.00% 3/1/2055 (i)	24	24
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (i)	60,676	62,771
Freddie Mac Pool #QX9296 6.50% 3/1/2055 (i)	1,000	1,035
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	1,367	1,350
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (i)	24,236	24,718
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (i)	12,353	12,602
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (i)	513	524
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (i)	71	73
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (i)	33	34
American Balanced Fund — Page 53 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (i)	USD2,000	$2,069
Freddie Mac Pool #QY4944 6.50% 4/1/2055 (i)	420	434
Freddie Mac Pool #QY0410 6.50% 4/1/2055 (i)	366	379
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (i)	1,575	1,583
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (i)	324	326
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (i)	17,399	17,745
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (i)	358	366
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (i)	166	170
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (i)	27	28
Freddie Mac Pool #QY4120 6.00% 5/1/2055 (i)	27	28
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	1,506	1,487
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (i)	1,460	1,490
Freddie Mac Pool #QY5947 6.00% 6/1/2055 (i)	375	384
Freddie Mac Pool #QY8368 6.00% 6/1/2055 (i)	373	381
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (i)	3,175	3,285
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (i)	10,546	10,605
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (i)	50,000	50,996
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (i)	2,511	2,563
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (i)	363	371
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (i)	1,000	1,051
Freddie Mac Pool #RJ5632 6.00% 8/1/2055 (i)	21,059	21,479
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (i)	5,038	5,138
Freddie Mac Pool #RJ5153 6.00% 8/1/2055 (i)	532	543
Freddie Mac Pool #RJ5631 6.00% 8/1/2055 (i)	281	287
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (i)	1,911	2,010
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (i)	335	337
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (i)	20,713	21,131
Freddie Mac Pool #RJ5966 6.00% 9/1/2055 (i)	656	669
Freddie Mac Pool #QZ5032 6.00% 9/1/2055 (i)	492	502
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (i)	1,613	1,668
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (i)	299	315
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (i)	48,176	48,434
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (i)	1,398	1,447
Freddie Mac Pool #TA0114 6.50% 10/1/2055 (i)	52	54
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (i)	14,066	14,351
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (i)	612	634
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (i)	49,523	44,571
Freddie Mac, Series T041, Class 3A, 4.455% 7/25/2032 (h)(i)	587	539
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (i)	27	28
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (i)	45,775	47,554
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (i)	26,791	24,123
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (i)	11,551	10,359
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (i)	11,168	10,621
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (i)	4,105	3,858
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (h)(i)	6,735	6,450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (i)	25,853	24,397
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)	24,754	23,513
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)	5,844	5,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (i)	4,854	4,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)	14,523	14,158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (i)	12,039	10,931
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (i)	40,104	38,823
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (i)	25,590	24,115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (i)	13,252	11,673
American Balanced Fund — Page 54 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (i)	USD5,166	$5,073
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (i)	24,325	23,756
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (i)	18,888	18,464
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (i)	7,033	6,701
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (i)	3,485	3,245
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (i)	1,427	1,301
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (i)	9,227	8,937
Government National Mortgage Assn. 5.00% 4/1/2056 (i)(j)	39,474	39,100
Government National Mortgage Assn. 5.50% 4/1/2056 (i)(j)	70,204	70,662
Government National Mortgage Assn. 3.50% 5/1/2056 (i)(j)	22,344	20,398
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038 (i)	572	601
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041 (i)	508	489
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044 (i)	28	27
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045 (i)	50	49
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045 (i)	2,109	2,085
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046 (i)	16,432	14,906
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047 (i)	1,651	1,581
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047 (i)	309	295
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047 (i)	1,622	1,550
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047 (i)	2,909	2,779
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048 (i)	3,048	2,911
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048 (i)	15,916	14,936
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048 (i)	2,594	2,549
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048 (i)	335	319
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (i)	920	906
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049 (i)	15,983	14,932
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (i)	680	669
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049 (i)	271	268
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (i)	373	366
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (i)	3,153	3,092
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049 (i)	269	265
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (i)	99,411	82,240
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (i)	182	157
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (i)	86,894	71,885
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051 (i)	261	256
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (i)	6,010	5,921
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (i)	69,954	60,263
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (i)	16,497	14,172
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (i)	5,943	5,105
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (i)	1,941	1,655
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (i)	11,453	9,867
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (i)	55,166	47,527
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (i)	1,636	1,409
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (i)	35,121	30,257
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (i)	515	444
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (i)	394	338
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (i)	33,824	30,239
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (i)	5,668	4,883
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (i)	25,722	22,996
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (i)	107,645	99,618
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (i)	309	267
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (i)	32,833	29,387
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (i)	19,180	17,733
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (i)	33,783	31,190
American Balanced Fund — Page 55 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (i)	USD21,784	$20,648
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (i)	15,827	14,642
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (i)	16,524	15,625
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (i)	10,607	10,032
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (i)	643	640
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053 (i)	574	516
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (i)	16,563	16,092
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (i)	35,134	34,961
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053 (i)	25,422	25,296
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (i)	43,442	42,174
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (i)	124,325	123,746
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (i)	4,840	4,558
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (i)	102	94
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (i)	25,265	25,474
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (i)	2,692	2,715
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (i)	55,055	55,510
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (i)	4,723	4,760
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (i)	1,369	1,379
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (i)	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (i)	29,783	22,145
Uniform Mortgage-Backed Security 2.00% 4/1/2041 (i)(j)	71,793	66,059
Uniform Mortgage-Backed Security 2.50% 4/1/2041 (i)(j)	9,666	9,133
Uniform Mortgage-Backed Security 3.50% 4/1/2041 (i)(j)	24,232	23,331
Uniform Mortgage-Backed Security 2.00% 5/1/2041 (i)(j)	57,207	52,643
Uniform Mortgage-Backed Security 2.50% 5/1/2041 (i)(j)	38,335	36,201
Uniform Mortgage-Backed Security 3.50% 5/1/2041 (i)(j)	15,768	15,173
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (i)(j)	46,108	37,149
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (i)(j)	30,802	25,903
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (i)(j)	161,393	141,782
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (i)(j)	1,260	1,189
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (i)(j)	49	47
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (i)(j)	108,262	106,786
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (i)(j)	42,136	42,337
Uniform Mortgage-Backed Security 6.00% 4/1/2056 (i)(j)	51,005	51,999
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (i)(j)	105,110	108,753
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (i)(j)	712,990	574,152
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (i)(j)	1,264,585	1,062,894
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (i)(j)	1,690	1,593
Uniform Mortgage-Backed Security 5.00% 5/1/2056 (i)(j)	244,938	241,281
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (i)(j)	249,254	250,080
Uniform Mortgage-Backed Security 6.00% 5/1/2056 (i)(j)	23,995	24,432
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (i)(j)	52,106	53,865
		16,840,002
Commercial mortgage-backed securities 1.15%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.415% 6/15/2040 (f)(h)(i)	78,778	79,098
AMSR Trust, Series 2026-SFR1, Class A, 3.775% 4/17/2043 (i)	7,155	6,736
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (f)(i)	4,557	4,483
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (f)(i)	21,941	21,591
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (f)(i)	14,005	13,349
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (f)(i)	3,802	3,580
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (f)(i)	3,834	3,549
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (f)(i)	3,167	2,993
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (f)(i)	22,260	21,788
American Balanced Fund — Page 56 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.364% 7/15/2041 (f)(h)(i)	USD3,356	$3,361
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029 (f)(h)(i)	8,855	9,043
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (i)	3,422	3,366
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (i)	405	396
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (i)	5,575	5,419
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 11/15/2055 (h)(i)	5,000	5,177
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (i)	2,860	2,891
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (h)(i)	4,739	4,867
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (i)	21,470	22,309
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (h)(i)	6,605	6,959
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (i)	27,528	28,316
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (i)	9,565	9,923
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (i)	53,342	55,415
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (h)(i)	24,048	24,990
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (h)(i)	13,271	13,744
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (h)(i)	29,769	30,803
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (i)	795	785
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (i)	486	479
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (h)(i)	9,618	9,557
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (i)	5,772	5,472
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (i)	8,720	8,400
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (i)	17,962	16,438
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (h)(i)	1,405	1,423
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (h)(i)	3,013	3,048
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (h)(i)	1,960	1,924
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (i)	13,312	13,660
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (h)(i)	7,890	8,371
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (h)(i)	12,680	13,006
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class A4, 5.839% 3/15/2058 (i)	28,245	29,382
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (i)	5,000	5,083
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (i)	5,000	5,111
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (i)	11,250	11,150
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (h)(i)	3,812	3,759
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (i)	9,988	9,829
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (i)	17,048	15,408
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (h)(i)	11,156	11,118
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (i)	21,652	19,275
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (i)	3,950	3,492
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (i)	6,710	5,763
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (i)	2,138	1,922
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054 (i)	4,870	4,277
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (h)(i)	8,840	7,868
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (h)(i)	8,696	9,067
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (i)	20,440	21,125
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (h)(i)	8,011	8,279
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (h)(i)	13,310	13,850
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (i)	8,000	7,554
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (i)	12,602	12,936
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (h)(i)	4,080	4,203
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (i)	4,287	4,367
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (h)(i)	23,565	24,493
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (h)(i)	6,948	7,181
Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.738% 12/15/2057 (i)	5,540	5,722
American Balanced Fund — Page 57 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2025-V15, Class A3, 5.805% 6/15/2058 (i)	USD48,077	$49,991
Benchmark Mortgage Trust, Series 2025-V15, Class AS, 6.175% 6/15/2058 (i)	9,775	10,169
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.165% 7/15/2039 (f)(h)(i)	15,759	15,777
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (h)(i)	7,920	7,954
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (i)	4,929	5,109
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (h)(i)	44,520	46,087
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (h)(i)	25,283	26,420
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (h)(i)	2,210	2,320
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (h)(i)	26,680	28,368
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (i)	2,293	2,335
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (h)(i)	48,510	49,949
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(i)	10,030	10,327
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (h)(i)	52,385	54,239
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (h)(i)	3,714	3,855
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.044% 6/15/2041 (f)(h)(i)	14,969	14,975
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (f)(h)(i)	16,107	16,144
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.573% 12/15/2042 (f)(h)(i)	1,326	1,328
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.923% 12/15/2042 (f)(h)(i)	899	899
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.273% 12/15/2042 (f)(h)(i)	302	301
BX Commercial Mortgage Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.376% 9/15/2034 (f)(h)(i)	40,403	40,370
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.966% 12/15/2039 (f)(h)(i)	23,539	23,565
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.315% 12/15/2039 (f)(h)(i)	3,480	3,485
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (f)(h)(i)	2,520	2,513
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (f)(h)(i)	1,220	1,214
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (f)(h)(i)	266	265
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.923% 3/15/2045 (f)(h)(i)	1,241	1,236
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (f)(h)(i)	41,921	41,967
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.164% 4/15/2037 (f)(h)(i)	12,362	12,371
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.512% 4/15/2037 (f)(h)(i)	2,978	2,985
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.637% 11/15/2038 (f)(h)(i)	34,016	34,001
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (f)(h)(i)	20,171	20,174
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.114% 4/15/2041 (f)(h)(i)	17,822	17,846
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(h)(i)	62,992	62,977
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2041 (f)(h)(i)	102,121	102,346
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.115% 11/15/2041 (f)(h)(i)	37,782	37,826
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 11/15/2041 (f)(h)(i)	39,549	39,623
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.414% 11/15/2041 (f)(h)(i)	7,073	7,079
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.564% 11/15/2041 (f)(h)(i)	12,369	12,388
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (f)(i)	9,605	9,732
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.273% 7/15/2042 (f)(h)(i)	2,420	2,424
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (f)(h)(i)	20,022	20,149
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.223% 12/15/2042 (f)(h)(i)	12,485	12,515
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.473% 12/15/2042 (f)(h)(i)	1,049	1,050
American Balanced Fund — Page 58 of 89

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (f)(h)(i)	USD62,615	$62,533
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (f)(h)(i)	3,254	3,237
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (f)(h)(i)	582	579
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (f)(h)(i)	15,062	15,083
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.01% 7/15/2041 (f)(h)(i)	11,339	11,372
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (f)(h)(i)	36,135	35,927
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (i)	12,890	12,697
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (f)(h)(i)	20,000	20,623
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)	55,899	57,011
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040 (f)(h)(i)	9,877	10,021
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (f)(h)(i)	4,900	4,928
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (i)	621	617
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (i)	800	798
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (h)(i)	698	673
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(i)	36,773	37,515
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (f)(i)	7,074	7,163
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (f)(h)(i)	12,887	12,997
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (f)(h)(i)	5,439	5,503
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (i)	550	546
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(h)(i)	43,974	44,426
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (f)(h)(i)	23,850	23,635
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(h)(i)	27,488	27,514
ELM Trust 2024, Series 2024-ELM, Class A15, 5.414% 6/10/2039 (f)(h)(i)	14,463	14,499
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (f)(h)(i)	13,140	13,173
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (f)(h)(i)	4,283	4,287
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (f)(h)(i)	26,354	26,389
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.273% 10/15/2042 (f)(h)(i)	3,901	3,912
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.523% 10/15/2042 (f)(h)(i)	3,351	3,362
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (f)(h)(i)	5,829	5,851
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038 (f)(i)	3,626	3,569
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (f)(i)	14,112	14,054
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (f)(h)(i)	16,204	16,219
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.12% 3/15/2041 (f)(h)(i)	24,263	24,294
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (f)(i)	12,117	12,236
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(i)	21,824	19,518
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 5/15/2041 (f)(h)(i)	46,773	46,829
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(h)(i)	9,579	9,658
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (i)	11,268	11,109
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (h)(i)	3,052	2,997
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (i)	405	398
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (i)	19,842	18,200
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (i)	9,914	8,709
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (f)(h)(i)	35,922	35,945
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.415% 3/15/2042 (f)(h)(i)	8,085	8,093
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.714% 3/15/2042 (f)(h)(i)	1,267	1,269
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (f)(h)(i)	USD5,432	$5,441
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(h)(i)	83,270	85,250
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (f)(h)(i)	2,956	2,980
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(h)(i)	87,371	89,479
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (f)(h)(i)	19,965	19,940
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (f)(i)	5,767	5,571
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (i)	2,520	2,487
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (i)	930	915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(i)	34,220	29,867
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(i)	8,773	7,460
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(h)(i)	2,318	1,900
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (h)(i)	8,015	7,953
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (f)(h)(i)	12,547	12,563
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(i)	59,217	57,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (i)	228	225
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (i)	972	967
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.917% 4/15/2055 (h)(i)	1,460	1,359
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (f)(h)(i)	23,262	23,916
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (f)(h)(i)	7,028	7,147
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (f)(h)(i)	17,614	18,286
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (f)(h)(i)	2,463	2,532
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(h)(i)	9,569	9,535
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (f)(h)(i)	1,949	1,949
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.365% 2/15/2042 (f)(h)(i)	11,881	11,882
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (f)(h)(i)	7,027	7,037
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (f)(h)(i)	23,537	23,489
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(i)	21,946	19,542
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.673% 1/15/2039 (f)(h)(i)	54,009	53,987
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (f)(h)(i)	61,822	61,145
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.515% 2/15/2042 (f)(h)(i)	9,804	9,685
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.165% 11/15/2041 (f)(h)(i)	38,000	38,058
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.514% 11/15/2041 (f)(h)(i)	7,053	7,066
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.914% 11/15/2041 (f)(h)(i)	1,728	1,732
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(h)(i)	4,145	4,128
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (i)	338	337
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (i)	10,015	9,968
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (i)	4,008	3,809
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (h)(i)	11,670	11,119
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (i)	3,008	3,132
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (h)(i)	11,965	12,435
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.346% 11/15/2057 (h)(i)	USD15,633	$16,213
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (i)	795	790
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (f)(h)(i)	57,245	57,378
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (f)(h)(i)	8,656	8,737
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (f)(h)(i)	3,712	3,745
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (f)(h)(i)	5,353	5,359
		3,041,114
Collateralized mortgage-backed obligations (privately originated) 0.85%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (f)(g)(i)	6,647	6,679
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(g)(i)	17,164	17,258
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (f)(g)(i)	14,979	14,997
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)	3,054	2,788
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (f)(i)	190	185
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (f)(i)	10,240	9,977
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (f)(g)(i)	7,311	7,118
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (f)(h)(i)	6,171	5,752
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (f)(h)(i)	2,030	1,911
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (f)(h)(i)	1,026	1,015
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (f)(i)	1,526	1,396
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (f)(g)(i)	20,934	21,040
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (f)(g)(i)	11,921	11,970
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (f)(g)(i)	4,301	4,311
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (f)(g)(i)	30,680	30,803
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (f)(g)(i)	36,367	36,552
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(g)(i)	6,506	6,535
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (f)(g)(i)	7,740	7,752
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(h)(i)	6,527	6,511
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	50,979	49,824
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (f)(g)(i)	5,094	4,999
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (f)(h)(i)	10,686	9,279
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (f)(h)(i)	6,787	6,037
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.529% 12/25/2033 (h)(i)	200	206
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(h)(i)	20,940	19,813
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(g)(i)	13,666	13,533
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(h)(i)	379	361
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (f)(g)(i)	4,239	4,267
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(g)(i)	8,079	8,101
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (f)(h)(i)	8,760	7,968
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.212% 5/25/2043 (f)(h)(i)	75,090	78,214
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (f)(h)(i)	8,763	8,803
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.762% 6/25/2043 (f)(h)(i)	46,402	48,152
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (f)(h)(i)	7,119	7,132
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 6.362% 7/25/2043 (f)(h)(i)	43,307	44,300
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.162% 10/25/2043 (f)(h)(i)	USD1,835	$1,836
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 1/25/2044 (f)(h)(i)	2,192	2,192
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 1/25/2044 (f)(h)(i)	6,104	6,159
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (f)(h)(i)	1,281	1,281
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 2/25/2044 (f)(h)(i)	6,661	6,672
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (f)(h)(i)	491	491
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.312% 5/25/2044 (f)(h)(i)	3,348	3,348
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.812% 9/25/2044 (f)(h)(i)	5,069	5,070
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (f)(h)(i)	3,091	3,094
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (f)(h)(i)	5,793	5,782
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (f)(h)(i)	3,228	3,224
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (f)(h)(i)	3,054	3,053
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (f)(h)(i)	17,594	17,693
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (i)	43	44
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (i)	141	145
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (i)	505	511
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(i)	70,771	67,663
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (f)(h)(i)	13,882	11,576
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (f)(h)(i)	15,500	12,925
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.962% 2/25/2042 (f)(h)(i)	1,349	1,350
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.562% 4/25/2042 (f)(h)(i)	4,587	4,671
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.012% 5/25/2042 (f)(h)(i)	13,523	13,819
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (f)(h)(i)	16,294	16,539
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.162% 6/25/2042 (f)(h)(i)	7,690	7,982
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (f)(h)(i)	753	755
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.012% 2/25/2044 (f)(h)(i)	5,417	5,420
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2044 (f)(h)(i)	3,527	3,526
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (f)(h)(i)	49,489	49,531
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.712% 10/25/2044 (f)(h)(i)	5,028	5,032
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.112% 10/25/2044 (f)(h)(i)	1,330	1,329
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (f)(h)(i)	USD6,923	$6,914
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (f)(h)(i)	4,675	4,683
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2045 (f)(h)(i)	2,971	2,968
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 9/25/2045 (f)(h)(i)	3,849	3,843
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (f)(h)(i)	14,605	14,586
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (f)(h)(i)	7,440	7,418
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2050 (f)(h)(i)	5,000	5,502
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(g)(i)	3,665	3,693
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (f)(h)(i)	15,802	14,507
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (f)(g)(i)	19,726	19,808
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (f)(g)(i)	3,788	3,698
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(i)	10,829	10,628
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (f)(g)(i)	11,086	11,183
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (f)(g)(i)	5,846	5,888
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (f)(g)(i)	3,681	3,679
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (f)(g)(i)	5,716	5,701
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(h)(i)	90,284	91,158
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (f)(h)(i)	4,450	4,469
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.592% 7/25/2066 (f)(h)(i)	12,932	12,949
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	4,532	4,543
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(i)	8,819	8,832
Liberty Street Trust, Series 2026-225L, Class A, 4.593% 2/10/2043 (f)(h)(i)	2,522	2,492
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (f)(g)(i)	13,921	13,990
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(g)(i)	18,303	18,297
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (f)(h)(i)	11,503	11,671
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(g)(i)	11,805	11,915
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (f)(h)(i)	401	393
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (f)(g)(i)	14,121	14,201
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (f)(h)(i)	8,431	8,408
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (f)(h)(i)	2,233	2,070
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.64% 3/25/2053 (f)(h)(i)	5,830	5,840
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (f)(g)(i)	3,513	3,509
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(g)(i)	16,188	16,256
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.703% 4/25/2053 (f)(h)(i)	8,029	7,997
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (f)(g)(i)	34,233	34,396
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(g)(i)	37,927	37,573
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (f)(h)(i)	21,421	21,281
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (f)(g)(i)	9,318	9,374
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (f)(g)(i)	15,196	15,287
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (f)(g)(i)	4,746	4,793
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(g)(i)	7,822	7,889
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (f)(g)(i)	22,040	22,268
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(g)(i)	28,302	28,559
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (f)(g)(i)	15,535	15,532
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (f)(g)(i)	USD8,907	$8,979
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (f)(g)(i)	8,731	8,778
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (f)(g)(i)	25,495	25,653
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (f)(g)(i)	34,339	34,499
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(g)(i)	11,482	11,480
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (f)(g)(i)	25,328	25,227
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (f)(g)(i)	12,211	12,194
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (f)(h)(i)	24,900	24,764
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.434% 1/25/2066 (f)(h)(i)	53,317	53,317
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (f)(h)(i)	6,687	6,772
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (f)(h)(i)	13,425	11,922
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (f)(i)	12,679	11,980
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (f)(i)	8,057	7,605
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(i)	18,753	18,595
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(i)	7,366	7,260
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (f)(i)	17,125	16,504
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (f)(i)	14,405	13,822
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (f)(h)(i)	5,757	5,445
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (f)(h)(i)	3,551	3,386
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (f)(i)	8,405	7,965
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042 (f)(i)	8,757	8,343
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (f)(i)	6,360	6,007
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(i)	17,465	16,528
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (f)(i)	2,502	2,366
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (f)(i)	2,162	2,004
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (f)(i)	1,862	1,799
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (f)(g)(i)	9,336	9,038
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.034% 10/25/2055 (f)(h)(i)	12,446	12,448
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.423% 10/17/2041 (f)(h)(i)	40,232	40,241
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (f)(h)(i)	7,485	7,487
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.974% 5/25/2055 (f)(h)(i)	9,795	9,696
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (f)(h)(i)	1,960	1,954
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (f)(h)(i)	8,460	8,355
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (f)(h)(i)	7,765	7,694
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (f)(h)(i)	1,949	1,896
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (f)(h)(i)	1,789	1,710
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (f)(h)(i)	6,139	6,081
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(h)(i)	2,558	2,543
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (f)(h)(i)	1,262	1,240
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	370	338
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.648% 11/25/2060 (f)(h)(i)	6,124	5,963
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(i)	13,294	12,725
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.024% 7/25/2065 (f)(h)(i)	5,270	5,248
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.024% 7/25/2065 (f)(h)(i)	2,222	2,205
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	2,161	2,144
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (f)(i)	24,714	24,491
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	3,424	3,401
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (f)(i)	7,964	7,916
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (f)(i)	1,718	1,706
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(i)	3,416	3,395
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (f)(i)	5,749	5,692
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (f)(i)	1,893	1,871
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (f)(i)	USD33,403	$32,952
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (f)(i)	9,692	9,618
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (f)(i)	27,069	26,543
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(g)(i)	18,890	18,950
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (f)(g)(i)	5,976	5,928
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (f)(g)(i)	1,436	1,432
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (f)(g)(i)	3,433	3,427
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(g)(i)	12,731	12,736
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (f)(g)(i)	26,860	27,020
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (f)(g)(i)	17,551	17,707
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (f)(g)(i)	8,562	8,642
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(g)(i)	6,144	6,198
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (f)(g)(i)	2,143	2,163
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (f)(g)(i)	2,665	2,690
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (f)(g)(i)	7,141	7,186
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (f)(g)(i)	2,226	2,240
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (f)(h)(i)	5,362	5,358
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(h)(i)	12,594	12,635
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(h)(i)	11,513	11,539
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (f)(g)(i)	4,051	4,060
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (f)(h)(i)	10,527	10,561
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (f)(h)(i)	42,752	43,001
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029) (f)(g)(i)	5,570	5,595
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (f)(g)(i)	23,509	23,697
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(g)(i)	3,597	3,611
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (f)(g)(i)	7,673	7,705
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(g)(i)	18,575	18,566
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(g)(i)	20,581	20,473
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(h)(i)	14,864	14,729
		2,236,527
Total mortgage-backed obligations		22,117,643
Asset-backed obligations 2.58% Other asset-backed securities 1.15%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (f)(i)	781	782
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(i)	40,547	40,631
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (f)(i)	1,574	1,576
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (f)(i)	1,062	1,062
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (f)(i)	821	822
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (f)(i)	2,134	2,129
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (f)(i)	12,687	12,730
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (f)(i)	27,746	27,652
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (f)(i)	2,816	2,808
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (f)(i)	4,433	4,420
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (f)(i)	3,828	3,815
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(i)	8,403	8,374
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(i)	38,480	38,572
Affirm Master Trust, Series 2026-2A, Class B, 5.07% 4/16/2035 (f)(i)	822	824
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (f)(i)	854	854
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(i)	26,618	26,546
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(i)	16,313	16,318
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(i)	60,986	60,278
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(i)	43,136	43,119
American Balanced Fund — Page 65 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (f)(i)	USD16,297	$16,428
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (f)(i)	11,666	11,818
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(i)	7,841	7,918
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(i)	328	326
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (f)(i)	1,715	1,683
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (f)(i)	19,036	18,066
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (f)(i)	2,286	2,184
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	1,364	1,369
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (f)(i)	1,235	1,246
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (f)(i)	19,031	19,009
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(i)	1,336	1,283
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	15,992	16,237
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (f)(i)	19,231	19,219
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(i)	38,353	36,214
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (f)(i)	15,625	14,661
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(i)	65,980	66,531
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (f)(i)	11,729	11,813
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (f)(i)	48,567	48,026
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (f)(i)	29,598	29,604
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (f)(i)	2,410	2,413
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	103,315	87,399
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	19,427	15,941
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(i)	15,185	9,521
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(i)	1,579	1,020
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	48,593	39,443
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (f)(i)	7,528	4,667
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	52,187	52,254
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (f)(i)	42,669	42,202
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	2,552	2,559
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(i)	14,796	13,940
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(i)	15,449	14,544
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(i)	21,719	20,465
CLI Funding VI, LLC, Series 2020-3A, Class B, 3.30% 10/18/2045 (f)(i)	533	497
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(i)	15,906	14,765
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (f)(i)	1,139	1,054
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (f)(i)	944	876
CLI Funding, LLC, Series 2022-1A, Class B, 3.12% 1/18/2047 (f)(i)	823	749
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(i)	17,368	17,314
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (f)(i)	10,986	11,125
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (f)(i)	2,863	2,887
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (i)	16,946	17,045
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (f)(i)	1,976	1,968
Dell Equipment Finance Trust, Series 2025-2, Class A2, 4.10% 2/22/2028 (f)(i)	2,000	2,000
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (f)(i)	6,096	6,121
Dell Equipment Finance Trust, Series 2025-2, Class A3, 4.12% 3/24/2031 (f)(i)	1,750	1,747
Dell Equipment Finance Trust, Series 2025-2, Class B, 4.34% 3/24/2031 (f)(i)	613	612
Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53% 3/24/2031 (f)(i)	967	967
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(i)	5,330	5,331
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (f)(i)	18,243	18,373
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (f)(i)	1,213	1,216
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (f)(i)	8,835	8,976
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (f)(i)	1,929	1,987
American Balanced Fund — Page 66 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(i)	USD3,756	$3,519
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(i)	33,896	34,150
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(i)	1,835	1,849
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(i)	13,079	13,082
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	11,421	10,768
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(i)	1,573	1,485
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	5,646	5,184
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(i)	21,204	21,195
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(i)	54,484	54,343
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)	6,309	6,167
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	34,903	33,563
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (f)(i)	826	797
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(i)	50,657	48,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(i)	48,995	45,831
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(i)	55,315	52,075
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(i)	3,582	3,333
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (f)(i)	2,831	2,837
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (f)(i)	3,448	3,456
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (f)(i)	20,434	20,642
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (f)(i)	17,190	17,518
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (f)(i)	2,027	2,028
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	29,095	28,889
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (f)(i)	2,565	2,584
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (f)(i)	5,127	5,147
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (f)(i)	8,984	8,966
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (f)(i)	1,338	1,339
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (f)(i)	2,081	2,073
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (f)(i)	4,032	4,012
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (i)	10,033	10,095
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (f)(i)	502	505
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (f)(i)	4,884	4,892
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (f)(i)	4,509	4,519
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(i)	3,691	3,707
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(i)	36,644	36,170
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (f)(i)	4,995	4,994
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(i)	990	997
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(i)	45,704	43,402
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	250,811	211,020
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (f)(i)	3,958	2,550
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	6,033	6,064
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (f)(i)	5,749	5,767
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(i)	9,347	9,380
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (f)(i)	8,058	8,047
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (f)(i)	3,204	3,188
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (f)(i)	5,543	5,557
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (f)(i)	4,221	4,148
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (f)(i)	6,822	6,839
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	19,638	19,828
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (f)(i)	8,928	8,960
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (f)(i)	2,030	2,014
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (f)(i)	643	643
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (f)(i)	935	922
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (f)(i)	16,264	16,256
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (f)(i)	4,948	4,939
American Balanced Fund — Page 67 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (f)(i)	USD1,526	$1,524
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (f)(i)	2,353	2,349
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (f)(i)	2,008	2,007
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (f)(i)	1,583	1,580
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (f)(i)	17,156	17,116
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (f)(i)	4,765	4,747
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (f)(i)	2,610	2,598
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (f)(i)	2,491	2,462
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (f)(i)	5,694	5,698
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (f)(i)	3,881	3,882
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (f)(i)	1,960	1,960
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (f)(i)	2,408	2,409
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(i)	1,748	1,751
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	6,173	6,210
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(i)	6,441	6,442
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(i)	7,226	7,261
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (f)(i)	3,805	3,819
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 4.472% 4/15/2028 (f)(h)(i)	15,000	15,003
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	36,810	36,861
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (f)(i)	9,986	10,101
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (i)	14,999	15,229
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (i)	13,836	13,365
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(i)	7,712	7,685
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(i)	12,026	11,895
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.373% 9/15/2039 (f)(h)(i)	3,169	3,203
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(i)	5,883	5,989
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	9,081	9,111
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(i)	395	396
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (f)(i)	7,802	7,856
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	405	406
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (f)(i)	630	628
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (f)(i)	1,766	1,755
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (f)(i)	3,443	3,422
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	1,189	1,192
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (f)(i)	2,853	2,860
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (f)(i)	4,434	4,559
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (f)(i)	4,885	5,011
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (f)(i)	2,677	2,658
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (f)(i)	1,041	1,033
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (f)(i)	16,097	15,276
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (f)(i)	2,963	2,831
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (f)(i)	29,438	29,386
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(i)	30,539	29,034
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(i)	8,690	8,518
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(i)	9,739	9,656
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(i)	8,511	8,334
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(i)	5,859	5,730
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(i)	20,492	20,263
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(i)	24,192	23,893
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (f)(i)	64,704	65,168
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (f)(i)	53,026	53,552
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (f)(i)	10,156	10,190
American Balanced Fund — Page 68 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(i)	USD8,003	$7,792
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (i)	33,163	33,297
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (i)	39,744	40,159
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (i)	24,450	24,377
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(i)	25,354	24,324
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (f)(i)	9,037	8,719
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(i)	19,094	18,007
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (f)(i)	3,495	3,352
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (f)(i)	2,400	2,278
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(i)	23,341	21,959
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (f)(i)	963	903
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(i)	48,218	45,542
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(i)	24,554	24,559
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (f)(i)	11,778	11,274
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (f)(i)	10,195	9,315
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (f)(i)	353	321
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (f)(i)	483	482
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (f)(i)	2,629	2,519
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (f)(i)	22,781	21,967
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(i)	96,364	90,707
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (f)(i)	4,333	4,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(i)	25,650	23,735
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (f)(i)	936	862
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (f)(i)	4,202	4,074
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(i)	5,632	5,674
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(i)	23,567	23,644
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (f)(i)	6,229	6,220
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(i)	2,851	2,847
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(i)	477	474
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (f)(i)	512	508
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (f)(i)	5,319	5,336
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (f)(i)	357	357
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (f)(i)	1,255	1,250
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(i)	7,013	7,038
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	4,959	5,039
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (i)	42,675	43,258
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (g)(i)	3,656	3,646
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(i)	44,216	44,778
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (i)	8,963	8,932
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (f)(i)	14,123	14,335
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (f)(i)	2,588	2,598
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(i)	6,602	6,612
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(i)	3,741	3,759
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(i)	2,877	2,875
		3,029,629
Auto loan 1.11%
Ally Auto Receivables Trust, Series 2026-1, Ckass A2, 3.91% 11/15/2028 (i)	16,527	16,503
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (i)	12,647	12,589
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(i)	1,616	1,617
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (f)(i)	1,226	1,227
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (f)(i)	2,196	2,201
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (f)(i)	15,300	15,315
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(i)	4,632	4,647
American Balanced Fund — Page 69 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (f)(i)	USD6,315	$6,312
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (f)(i)	4,998	5,006
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (f)(i)	8,695	8,681
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (f)(i)	9,599	9,659
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (f)(i)	14,562	14,836
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(i)	29,744	29,926
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (f)(i)	9,497	9,650
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (f)(i)	7,497	7,520
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(i)	6,144	6,161
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (f)(i)	12,883	12,962
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (f)(i)	6,074	6,094
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (i)	11,077	11,138
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (i)	17,213	17,308
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (f)(i)	28,057	28,079
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (f)(i)	1,294	1,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(i)	63,153	62,765
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (f)(i)	11,521	11,452
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (f)(i)	1,285	1,279
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (f)(i)	8,650	8,679
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (f)(i)	3,228	3,246
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (f)(i)	2,750	2,771
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(i)	25,110	25,429
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (f)(i)	10,000	10,064
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (f)(i)	19,885	20,171
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (f)(i)	9,510	9,744
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (f)(i)	15,300	15,602
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (f)(i)	3,763	3,793
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	28,032	28,923
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (f)(i)	7,175	7,449
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-8A, Class C, 7.34% 2/20/2030 (f)(i)	1,400	1,462
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (f)(i)	15,860	16,231
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (f)(i)	2,846	2,916
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (f)(i)	17,924	17,801
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (f)(i)	16,000	16,293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (f)(i)	3,342	3,394
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (f)(i)	881	873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class B, 5.00% 8/20/2032 (f)(i)	765	760
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (f)(i)	692	687
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(i)	7,475	7,526
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (i)	747	748
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (i)	1,174	1,175
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (i)	3,319	3,319
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (i)	6,358	6,367
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (i)	906	907
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (i)	4,541	4,547
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (i)	6,126	6,144
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (i)	9,466	9,503
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (i)	2,220	2,236
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (i)	15,155	15,222
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (i)	25,773	25,872
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (i)	2,271	2,273
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (i)	2,262	2,261
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (i)	9,797	9,950
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (i)	7,401	7,428
American Balanced Fund — Page 70 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (i)	USD11,925	$11,981
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (i)	6,174	6,164
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (i)	7,492	7,512
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (i)	5,769	5,746
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (i)	37,004	37,265
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (i)	182	182
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (i)	4,489	4,594
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (f)(i)	1,140	1,140
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (f)(i)	1,643	1,650
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (i)	279	273
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (i)	1,756	1,730
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (f)(i)	2,796	2,815
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (f)(i)	16	16
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (f)(i)	21,652	21,881
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(i)	31,748	31,952
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(i)	16,589	16,734
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (f)(i)	2,002	2,015
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (f)(i)	6,736	6,806
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (f)(i)	8,165	8,206
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	2,379	2,385
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (f)(i)	2,951	2,955
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (f)(i)	12,549	12,611
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (f)(i)	394	400
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (f)(i)	5,048	5,097
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (f)(i)	9,282	9,299
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (f)(i)	9,316	9,330
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (f)(i)	3,659	3,659
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(i)	2,296	2,301
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (f)(i)	20,578	20,579
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (f)(i)	1,261	1,265
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (f)(i)	243	245
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (i)	4,242	4,244
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (i)	5,469	5,485
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (i)	6,146	6,206
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (i)	13,117	13,110
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(i)	511	511
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(i)	6,566	6,582
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(i)	4,551	4,561
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (f)(i)	7,086	7,088
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(i)	842	843
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(i)	3,612	3,630
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (f)(i)	4,751	4,818
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (f)(i)	6,047	6,192
Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38% 6/15/2028 (i)	4,276	4,278
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (i)	599	601
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (i)	2,811	2,807
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (i)	4,630	4,635
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (i)	1,597	1,600
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (i)	5,219	5,217
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (i)	6,164	6,171
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (i)	3,884	3,957
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (i)	7,232	7,314
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (i)	25,639	25,732
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (i)	6,376	6,386
American Balanced Fund — Page 71 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (i)	USD8,879	$8,932
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (i)	9,461	9,467
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (i)	9,082	9,107
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (i)	5,278	5,263
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (i)	6,028	6,073
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (i)	9,760	9,903
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (i)	14,187	14,143
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (i)	7,099	7,121
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (i)	7,612	7,698
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (i)	9,492	9,711
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (i)	6,838	6,797
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (i)	13,416	13,694
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (i)	9,878	9,887
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (i)	34,257	34,532
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (i)	26,811	27,057
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (i)	1,025	1,022
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (i)	1,108	1,101
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (i)	18,978	18,978
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (i)	2,102	2,098
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (i)	3,749	3,776
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (i)	5,289	5,333
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (f)(i)	3,213	3,231
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (f)(i)	5,001	5,006
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (f)(i)	4,775	4,776
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (f)(i)	1,689	1,684
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75% 12/15/2031 (f)(i)	5,000	5,010
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (f)(i)	2,500	2,509
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (i)	686	686
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (i)	1,989	1,992
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	26,615	27,230
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(h)(i)	61,000	61,941
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(i)	13,105	13,129
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (i)	39,291	39,228
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (i)	2,062	2,052
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (f)(i)	2,207	2,210
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (f)(i)	2,771	2,775
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (f)(i)	2,500	2,502
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (f)(i)	7,156	7,187
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (f)(i)	6,394	6,419
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (f)(i)	4,567	4,580
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (f)(i)	8,920	8,962
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (f)(i)	2,046	2,057
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (f)(i)	2,182	2,230
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (f)(i)	3,327	3,331
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (f)(i)	9,026	9,090
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (f)(i)	16,572	16,716
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (f)(i)	5,212	5,258
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (f)(i)	3,347	3,408
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (f)(i)	13,069	13,096
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (f)(i)	11,932	12,121
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (f)(i)	16,784	16,806
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (f)(i)	11,421	11,517
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (f)(i)	13,143	13,367
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (f)(i)	16,647	16,540
American Balanced Fund — Page 72 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (f)(i)	USD5,987	$6,046
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (f)(i)	3,956	3,939
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (f)(i)	4,580	4,563
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (f)(i)	780	781
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	4,227	4,236
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (f)(i)	2,642	2,657
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(i)	6,440	6,466
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (f)(i)	4,190	4,225
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (f)(i)	5,651	5,659
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (f)(i)	12,323	12,299
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (f)(i)	1,021	1,031
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	22,705	23,320
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(i)	38,047	39,392
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(i)	31,473	31,769
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (i)	6,246	6,271
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (f)(i)	17,626	17,677
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (f)(i)	8,150	8,225
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (f)(i)	4,573	4,582
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (f)(i)	820	822
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(i)	64,867	63,447
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028 (f)(i)	8,792	8,603
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (f)(i)	5,075	4,956
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(i)	22,138	21,991
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(i)	18,253	19,001
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	111,172	109,645
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	19,644	19,366
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	11,677	11,525
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (f)(i)	14,231	14,383
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(i)	30,334	30,783
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(i)	6,543	6,599
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(i)	18,249	18,222
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (f)(i)	3,597	3,562
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (f)(i)	19,899	19,934
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (f)(i)	847	839
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (i)	524	524
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (f)(i)	12,768	12,819
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(i)	16,958	16,943
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (f)(i)	3,028	3,034
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (i)	11,094	11,161
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(i)	63,190	62,783
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (f)(i)	56	56
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (f)(i)	7,808	7,838
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(i)	6,969	6,985
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(i)	2,219	2,232
LAD Auto Receivables Trust, Series 2025-3A, Class A4, 4.17% 8/15/2031 (f)(i)	2,500	2,481
LAD Auto Receivables Trust, Series 2025-3A, Class B, 4.40% 9/15/2031 (f)(i)	3,150	3,129
LAD Auto Receivables Trust, Series 2025-3A, Class C, 4.60% 3/15/2033 (f)(i)	4,100	4,081
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (f)(i)	2,379	2,385
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (i)	4,493	4,517
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (i)	3,482	3,503
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (f)(i)	6,190	6,178
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (f)(i)	2,199	2,194
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (f)(i)	800	796
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (f)(i)	5,653	5,656
American Balanced Fund — Page 73 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (f)(i)	USD11,120	$11,142
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (f)(i)	4,938	4,949
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (f)(i)	3,815	3,814
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (f)(i)	2,983	2,994
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (f)(i)	1,690	1,703
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (f)(i)	4,377	4,397
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (f)(i)	2,791	2,800
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (f)(i)	24,175	24,211
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (f)(i)	4,644	4,642
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class C, 5.534% 8/25/2034 (f)(i)	2,500	2,492
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (f)(i)	1,052	1,051
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (f)(i)	1,768	1,763
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (f)(i)	1,768	1,763
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (i)	825	826
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (i)	1,013	1,014
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (i)	130	130
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (i)	3,501	3,505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (i)	5,779	5,790
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (i)	18,856	18,983
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (i)	1,098	1,099
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (i)	22,180	22,222
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (i)	1,974	1,980
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (i)	12,138	12,249
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (i)	8,547	8,600
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (i)	1,407	1,420
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (i)	16,016	16,027
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (i)	9,491	9,547
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (i)	10,034	10,182
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (i)	6,376	6,411
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (i)	13,412	13,537
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (i)	2,182	2,174
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (i)	4,984	4,967
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (i)	924	918
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (i)	12,336	12,412
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(i)	6,306	6,325
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (f)(i)	2,629	2,633
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (f)(i)	900	907
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (f)(i)	3,895	3,923
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (f)(i)	7,517	7,498
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (f)(i)	990	989
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (f)(i)	989	988
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(i)	214	214
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(i)	7,304	7,337
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (f)(i)	2,222	2,261
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(i)	12,902	12,953
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (f)(i)	3,535	3,608
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (f)(i)	5,871	5,899
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (f)(i)	12,607	12,601
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (i)	9,689	9,734
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (i)	7,901	7,993
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (f)(i)(k)(l)	13,962	8,098
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(i)	11,344	11,346
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(i)	358	357
American Balanced Fund — Page 74 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (f)(i)	USD6,450	$6,458
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (f)(i)	949	952
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (f)(i)	2,590	2,621
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (f)(i)	8,343	8,389
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (f)(i)	3,058	3,078
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(i)	8,484	8,492
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (f)(i)	1,685	1,686
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(i)	12,741	12,772
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (f)(i)	11,868	11,918
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (f)(i)	2,723	2,731
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (f)(i)	31,478	31,447
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(i)	1,643	1,644
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (f)(i)	9,545	9,600
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (f)(i)	4,187	4,222
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (f)(i)	5,314	5,412
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (f)(i)	13,581	13,584
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (f)(i)	6,093	6,080
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (f)(i)	5,627	5,733
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(i)	28,358	28,489
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (f)(i)	16,701	16,805
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (f)(i)	7,827	7,877
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (f)(i)	17,000	17,224
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (f)(i)	21,170	21,297
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (f)(i)	6,004	6,128
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (f)(i)	14,985	15,083
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(i)	19,367	19,523
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (f)(i)	7,216	7,278
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (f)(i)	11,755	11,809
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (f)(i)	11,190	11,145
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (f)(i)	11,232	11,218
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (f)(i)	2,173	2,173
Westlake Automobile Receivables Trust, Series 2025-3A, Class D, 5.04% 7/15/2031 (f)(i)	3,750	3,738
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (f)(i)	6,227	6,227
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (f)(i)	4,996	4,988
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (f)(i)	13,628	13,749
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(i)	19,786	19,931
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	15,137	15,240
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (i)	15,742	15,794
		2,933,111
Collateralized loan obligations 0.20%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (f)(h)(i)	4,798	4,794
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (f)(h)(i)	7,044	7,047
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2034 (f)(h)(i)	1,843	1,844
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2033 (f)(h)(i)	8,929	8,944
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (f)(h)(i)	4,710	4,708
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/24/2036 (f)(h)(i)	2,425	2,418
American Balanced Fund — Page 75 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.218% 10/24/2036 (f)(h)(i)	USD1,967	$1,954
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.468% 10/24/2036 (f)(h)(i)	2,501	2,484
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.118% 10/24/2036 (f)(h)(i)	1,358	1,295
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.742% 7/15/2034 (f)(h)(i)	23,348	23,337
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (f)(h)(i)	26,270	26,231
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 4.50%) 4.698% 4/20/2034 (f)(h)(i)	3,935	3,931
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (f)(h)(i)	4,305	4,306
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 4.853% 5/17/2031 (f)(h)(i)	13,891	13,891
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 4.96% 4/26/2031 (h)(i)(m)	1,034	1,035
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (f)(h)(i)	24,873	24,883
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (f)(h)(i)	13,646	13,630
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 4/19/2034 (f)(h)(i)	3,112	3,093
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (f)(h)(i)	25,000	24,991
Dryden Senior Loan Fund CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.752% 10/15/2030 (f)(h)(i)	2,881	2,880
Dryden Senior Loan Fund CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.034% 1/15/2031 (f)(h)(i)	766	766
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (f)(h)(i)	14,120	14,101
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (f)(h)(i)	3,931	3,932
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 4.768% 10/20/2033 (f)(h)(i)	3,653	3,653
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.068% 10/20/2033 (f)(h)(i)	3,112	3,110
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.368% 10/20/2033 (f)(h)(i)	4,313	4,315
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.168% 1/20/2037 (f)(h)(i)	2,512	2,515
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2037 (f)(h)(i)	1,295	1,289
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.218% 1/20/2037 (f)(h)(i)	2,113	2,087
Golub Capital Partners Static CLO, Ltd., Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.788% 7/20/2035 (f)(h)(i)	7,994	7,993
Golub Capital Partners Static CLO, Ltd., Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.318% 7/20/2035 (f)(h)(i)	5,252	5,237
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.114% 1/15/2031 (f)(h)(i)	217	217
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (f)(h)(i)	13,393	13,396
American Balanced Fund — Page 76 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (f)(h)(i)	USD20,123	$20,122
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.668% 7/24/2031 (f)(h)(i)	1,174	1,175
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.489% 1/15/2033 (f)(h)(i)	32,454	32,470
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A2R, (3-month USD CME Term SOFR + 1.15%) 4.819% 1/15/2033 (f)(h)(i)	21,300	21,304
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.169% 1/15/2033 (f)(h)(i)	6,000	6,000
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.595% 5/18/2034 (f)(h)(i)	5,125	5,119
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 4.968% 4/20/2033 (f)(h)(i)	13,599	13,606
Sound Point CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/20/2035 (f)(h)(i)	8,303	8,307
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (f)(h)(i)	11,030	11,028
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (f)(h)(i)	30,203	30,175
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (f)(h)(i)	32,456	32,444
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(h)(i)	15,242	15,242
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (f)(h)(i)	72,350	72,383
Venture CDO CLO, Ltd., Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 4.999% 7/18/2031 (f)(h)(i)	1,394	1,394
Venture CDO CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.059% 4/20/2032 (f)(h)(i)	3,771	3,774
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.668% 4/20/2037 (f)(h)(i)	19,735	19,609
		534,459
Credit card 0.07%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	33,250	33,284
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (i)	18,221	18,160
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (f)(i)	956	962
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (i)	20,870	21,140
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (i)	22,257	22,544
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(i)	27,098	27,110
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (f)(i)	1,598	1,593
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (f)(i)	1,239	1,235
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (f)(i)	1,492	1,485
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (f)(i)	3,233	3,241
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (f)(i)	2,595	2,603
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (i)	39,226	39,270
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (i)	8,090	8,201
		180,828
Student loan 0.05%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(i)	10,821	10,852
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	15,657	14,234
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(i)	16,850	15,231
American Balanced Fund — Page 77 of 89

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loan (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (f)(i)	USD1,543	$1,526
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (f)(i)	1,500	1,466
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (f)(i)	855	840
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(i)	28,807	27,210
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	15,923	15,189
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	27,072	25,659
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (f)(i)	4,651	4,747
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.517% 1/15/2053 (f)(h)(i)	9,804	9,731
		126,685
Total asset-backed obligations		6,804,712
Bonds & notes of governments & government agencies outside the U.S. 0.47% Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	324,360	326,468
United Mexican States 4.75% 4/27/2032	19,875	19,119
United Mexican States 5.85% 7/2/2032	20,000	20,097
United Mexican States 3.50% 2/12/2034	9,008	7,693
United Mexican States 6.875% 5/13/2037	11,335	11,902
United Mexican States 6.338% 5/4/2053	6,235	5,814
United Mexican States 7.375% 5/13/2055	17,730	18,671
United Mexican States 3.771% 5/24/2061	13,292	7,982
		417,746
Greece 0.11%
Greece (Hellenic Republic of) 4.25% 6/15/2033	EUR44,120	53,496
Greece (Hellenic Republic of) 3.375% 6/15/2034	142,470	161,722
Greece (Hellenic Republic of) 3.625% 6/15/2035	70,000	80,095
		295,313
Canada 0.08%
CPPIB Capital, Inc. 0.875% 9/9/2026 (f)	USD17,827	17,600
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	23,770	23,361
Hydro-Quebec 9.50% 11/15/2030	22,230	26,969
OMERS Finance Trust 3.50% 4/19/2032 (f)	33,621	32,130
OMERS Finance Trust 4.00% 4/19/2052 (f)	33,621	26,347
Ontario (Province of) 3.90% 9/4/2030	36,249	36,061
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (f)	18,000	17,845
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,933
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,154
		222,400
Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	40,334	33,217
Peru (Republic of) 5.875% 8/8/2054	8,925	8,626
Peru (Republic of) 2.78% 12/1/2060	40,618	21,522
		63,365
Japan 0.02%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (f)	18,000	17,738
Development Bank of Japan, Inc. 1.75% 10/20/2031 (f)	12,582	11,033
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	24,245
		53,016
American Balanced Fund — Page 78 of 89

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Supra National 0.01%	Principal amount (000)	Value (000)
European Investment Bank 0.75% 10/26/2026	USD19,007	$18,687
European Investment Bank 0.625% 10/21/2027	7,655	7,295
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,566
		34,548
Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	8,035	8,811
Panama (Republic of) 2.252% 9/29/2032	19,671	16,203
		25,014
South Korea 0.01%
Korea Gas Corp. 5.00% 7/8/2029 (f)	4,334	4,440
Korea Housing Finance Corp. 4.625% 2/24/2028 (f)	19,870	20,069
		24,509
Hungary 0.01%
Hungary (Republic of) 2.125% 9/22/2031 (f)	14,164	12,028
Hungary (Republic of) 3.125% 9/21/2051 (f)	17,678	10,569
		22,597
Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (f)	16,195	16,371
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (f)	4,883	4,896
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (f)	310	307
		21,574
Philippines 0.01%
Philippines (Republic of) 6.375% 10/23/2034	19,260	20,739
Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (f)	7,101	7,010
Qatar (State of) 4.817% 3/14/2049 (f)	7,101	6,281
		13,291
Germany 0.01%
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,749
Chile 0.00%
Chile (Republic of) 3.10% 1/22/2061	15,816	9,787
Indonesia 0.00%
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	3,000	3,037
Total bonds & notes of governments & government agencies outside the U.S.		1,238,685
Municipals 0.26% California 0.03%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,177
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,789
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,724
American Balanced Fund — Page 79 of 89

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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	USD2,395	$2,343
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,475	1,306
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,602
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	8,195	6,833
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,389
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,005	784
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	345	316
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,248
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,856
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,364
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,050
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,111
		72,892
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	42,907
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	39,879
		82,786
Illinois 0.09%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	209,416	213,400
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	26,641	27,178
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,299	4,504
		245,082
Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	58,128
Michigan 0.00%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,603
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,837
		12,440
New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,399
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	7,980	8,310
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	15,960	16,659
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	13,280	13,056
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,603
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	23,610	22,759
		75,786
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	49,835	45,179
American Balanced Fund — Page 80 of 89

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%		Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		USD10	$10
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		93,125	91,787
Total municipals			684,090
Federal agency bonds & notes 0.02%
Fannie Mae 0.75% 10/8/2027 (d)		11,330	10,813
Fannie Mae 0.875% 8/5/2030 (d)		17,097	15,034
Federal Home Loan Bank 5.50% 7/15/2036		600	653
Tennessee Valley Authority 4.375% 8/1/2034		36,227	36,249
			62,749
Total bonds, notes & other debt instruments (cost: $86,858,898,000)			85,631,301
Investment funds 2.81%		Shares
Capital Group Central Corporate Bond Fund (b)		882,976,690	7,399,344
Short-term securities 6.99% Money market investments 6.83%
Capital Group Central Cash Fund 3.71% (b)(n)		180,147,729	18,012,972
U.S. Treasury bills 0.15%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 0% 1/21/2027	3.307%	USD400,000	388,581
Money market investments purchased with collateral from securities on loan 0.01%		Shares
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (n)(o)		6,600,000	6,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (n)(o)		6,600,000	6,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (n)(o)		5,500,000	5,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (n)(o)		4,800,000	4,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (n)(o)		3,187,996	3,188
Capital Group Central Cash Fund 3.71% (b)(n)(o)		28,056	2,805
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (n)(o)		2,700,000	2,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (n)(o)		2,400,000	2,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (n)(o)		300,000	300
			34,893
Total short-term securities (cost: $18,437,717,000)			18,436,446
Total investment securities 100.89% (cost: $203,128,931,000)			265,956,575
Other assets less liabilities (0.89)%			(2,341,868)
Net assets 100.00%			$263,614,707
American Balanced Fund — Page 81 of 89

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Short	2,904	6/17/2026	USD(699,320)	$2,665
2 Year U.S. Treasury Note Futures	Long	125,163	7/6/2026	25,964,477	(118,557)
5 Year U.S. Treasury Note Futures	Long	25,482	7/6/2026	2,756,635	(16,334)
10 Year Italy Government Bond Futures	Long	2,652	6/10/2026	356,435	(16,617)
10 Year Euro-Bund Futures	Short	5,460	6/10/2026	(791,329)	21,642
10 Year Ultra U.S. Treasury Note Futures	Long	21,207	6/30/2026	2,407,326	13,074
10 Year U.S. Treasury Note Futures	Long	20,050	6/30/2026	2,226,490	(353)
20 Year U.S. Treasury Bond Futures	Long	14,680	6/30/2026	1,671,685	(47,113)
30 Year Ultra U.S. Treasury Bond Futures	Long	26,725	6/30/2026	3,115,133	(82,066)
					$(243,659)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	32,417	EUR	27,409	Citibank	4/1/2026	$735
EUR	27,409	USD	31,426	Citibank	4/1/2026	256
USD	21,905	EUR	18,708	Morgan Stanley	4/14/2026	266
USD	13,255	JPY	2,083,828	RBC Capital Markets	4/15/2026	107
EUR	30,787	USD	35,466	HSBC Bank	4/17/2026	150
USD	413,790	EUR	358,739	Morgan Stanley	4/17/2026	(1,210)
USD	120,868	EUR	103,522	JPMorgan Chase	4/21/2026	1,085
USD	31,481	EUR	27,409	Citibank	5/8/2026	(259)
						$1,130
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9005%	Annual	SOFR	Annual	4/17/2026	USD628,500	$297	$—	$297
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	954	—	954
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	863	—	863
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	1,936	—	1,936
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(521)	—	(521)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(818)	—	(818)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(912)	—	(912)
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(9,485)	—	(9,485)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	417	—	417
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	192	—	192
U.S. Urban CPI	At maturity	2.73%	At maturity	3/5/2027	4,825,319	25,611	—	25,611
American Balanced Fund — Page 82 of 89

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.39981%	Annual	3/31/2027	1,024,400	$9,047	$—	$9,047
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	6,726	—	6,726
SOFR	Annual	3.34%	Annual	10/3/2027	974,000	4,931	—	4,931
SOFR	Annual	3.2715%	Annual	10/17/2027	505,285	3,106	—	3,106
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	215	—	215
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(1,535)	—	(1,535)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	415	—	415
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	345	—	345
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	287	—	287
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(1,891)	—	(1,891)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(1,448)	—	(1,448)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(1,085)	—	(1,085)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(1,136)	—	(1,136)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(1,129)	—	(1,129)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(2,156)	—	(2,156)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(1,419)	—	(1,419)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(1,541)	—	(1,541)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(1,899)	—	(1,899)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(1,761)	—	(1,761)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(1,702)	—	(1,702)
SOFR	Annual	3.338%	Annual	8/31/2030	220,030	2,255	—	2,255
SOFR	Annual	3.237%	Annual	10/24/2030	216,095	3,299	—	3,299
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	9,650	—	9,650
SOFR	Annual	3.326%	Annual	9/19/2032	477,983	9,922	—	9,922
SOFR	Annual	3.4225%	Annual	9/22/2032	478,897	7,300	—	7,300
SOFR	Annual	3.4805%	Annual	10/2/2032	166,400	2,008	—	2,008
SOFR	Annual	3.34%	Annual	10/24/2032	159,795	3,276	—	3,276
SOFR	Annual	3.577%	Annual	1/31/2033	152,480	1,156	—	1,156
SOFR	Annual	3.6715%	Annual	3/23/2033	362,700	870	—	870
SOFR	Annual	3.821%	Annual	3/31/2033	362,830	(2,447)	—	(2,447)
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	3,430	—	3,430
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	741	—	741
SOFR	Annual	3.6385%	Annual	10/2/2035	246,102	3,761	—	3,761
SOFR	Annual	3.6775%	Annual	10/8/2035	244,036	2,993	—	2,993
SOFR	Annual	3.663%	Annual	10/9/2035	117,995	1,584	—	1,584
SOFR	Annual	3.504%	Annual	10/24/2035	118,405	3,121	—	3,121
SOFR	Annual	3.66593%	Annual	11/3/2035	252,030	3,412	—	3,412
SOFR	Annual	3.738%	Annual	11/15/2035	117,170	886	—	886
SOFR	Annual	3.8035%	Annual	1/16/2036	245,831	788	—	788
SOFR	Annual	3.8045%	Annual	2/9/2036	244,000	824	—	824
SOFR	Annual	3.846%	Annual	2/9/2036	243,000	(8)	—	(8)
SOFR	Annual	3.817%	Annual	2/10/2036	364,000	855	—	855
SOFR	Annual	3.677%	Annual	2/20/2036	242,050	3,380	—	3,380
SOFR	Annual	3.6755%	Annual	2/20/2036	181,537	2,558	—	2,558
SOFR	Annual	3.689%	Annual	2/20/2036	60,413	784	—	784
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	12,781	—	12,781
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	12,722	—	12,722
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	7,431	—	7,431
American Balanced Fund — Page 83 of 89

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.044%	Annual	4/18/2053	USD39,500	$7,037	$—	$7,037
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	6,774	—	6,774
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	6,653	—	6,653
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	6,761	—	6,761
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	7,689	—	7,689
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	13,958	—	13,958
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	6,813	—	6,813
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	6,645	—	6,645
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	6,832	—	6,832
SOFR	Annual	3.7205%	Annual	2/21/2054	76,862	5,203	—	5,203
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	6,508	—	6,508
						$205,109	$—	$205,109
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,533,078	$(43,683)	$(40,953)	$(2,730)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.53%
Financials 0.53%
Synchrony Financial	$1,711,179	$—	$9,723	$(1,245)	$(315,245)	$1,384,966	$6,153
Consumer discretionary 0.00%
Aramark (p)	529,700	—	560,360	136,965	(106,305)	—	—
Materials 0.00%
Royal Gold, Inc. (q)	949,111	—	11,913	6,690	131,390	—	2,028
Total common stocks						1,384,966
Bonds, notes & other debt instruments 0.00%
Financials 0.00%
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (g)	6,678	—	—	—	(90)	6,588	82
Investment funds 2.81%
Capital Group Central Corporate Bond Fund	6,779,136	727,950	—	—	(107,742)	7,399,344	81,576
Short-term securities 6.83%
Money market investments 6.83%
Capital Group Central Cash Fund 3.71% (n)	11,336,590	20,453,630	13,774,882	424	(2,790)	18,012,972	128,718
American Balanced Fund — Page 84 of 89

unaudited
Investments in affiliates (b) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.71% (n)(o)	$20,143		$$17,338 (r)	$		$$2,805	$— (s)
Total short-term securities						18,015,777
Total 10.17%				$142,834	$(400,782)	$26,806,675	$218,557
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 4.96% 4/26/2031 (h)(i)	9/5/2024	$1,035	$1,035	0.00%(t)

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	All or a portion of this security was on loan.
(d)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $870,516,000, which represented 0.33% of the net assets of the fund.
(e)	Index-linked bond whose principal amount moves with a government price index.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,409,912,000, which represented 5.47% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Value determined using significant unobservable inputs.
(m)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(n)	Rate represents the seven-day yield at 3/31/2026.
(o)	Security purchased with cash collateral from securities on loan.
(p)	Affiliated issuer during the reporting period but no longer held at 3/31/2026.
(q)	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2026. Refer to the investment portfolio for the security value at 3/31/2026.
(r)	Represents net activity.
(s)	Dividend income is included with securities lending income and is not shown in this table.
(t)	Amount less than 0.01%.
American Balanced Fund — Page 85 of 89

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $49,513,277,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $810,529,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $23,370,744,000 and $3,074,538,000, respectively.
American Balanced Fund — Page 86 of 89

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
American Balanced Fund — Page 87 of 89

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$39,019,633	$3,299,938	$—	$42,319,571
Health care	17,279,982	728,559	—	18,008,541
Financials	17,679,071	—	—	17,679,071
Industrials	15,293,534	436,366	—	15,729,900
Communication services	13,467,433	293,250	—	13,760,683
Consumer discretionary	13,194,471	160,374	—	13,354,845
Consumer staples	8,705,210	1,709,854	—	10,415,064
Energy	7,968,809	1,399,235	—	9,368,044
Materials	6,584,789	1,431,955	—	8,016,744
Utilities	2,158,650	370,186	—	2,528,836
Real estate	1,889,096	—	—	1,889,096
Convertible stocks	1,419,089	—	—	1,419,089
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	32,404,045	—	32,404,045
Corporate bonds and notes	—	22,319,377	—	22,319,377
Mortgage-backed obligations	—	22,117,643	—	22,117,643
Asset-backed obligations	—	6,796,614	8,098	6,804,712
Bonds & notes of governments & government agencies outside the U.S.	—	1,238,685	—	1,238,685
Municipals	—	684,090	—	684,090
Federal agency bonds & notes	—	62,749	—	62,749
Investment funds	7,399,344	—	—	7,399,344
Short-term securities	18,047,865	388,581	—	18,436,446
Total	$170,106,976	$95,841,501	$8,098	$265,956,575

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37,381	$—	$—	$37,381
Unrealized appreciation on open forward currency contracts	—	2,599	—	2,599
Unrealized appreciation on centrally cleared interest rate swaps	—	238,002	—	238,002
Liabilities:
Unrealized depreciation on futures contracts	(281,040)	—	—	(281,040)
Unrealized depreciation on open forward currency contracts	—	(1,469)	—	(1,469)
Unrealized depreciation on centrally cleared interest rate swaps	—	(32,893)	—	(32,893)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,730)	—	(2,730)
Total	$(243,659)	$203,509	$—	$(40,150)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Balanced Fund — Page 88 of 89

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-011-0526
American Balanced Fund — Page 89 of 89